[NATIONS FUNDS LOGO]                                           [GRAPHIC OF TREE]

                                                  INVESTMENTS FOR A LIFETIME(SM)

                                   GOVERNMENT             Nations
                                  & CORPORATE             Short-Term
                                   BOND FUNDS             Income Fund

                                                          Nations
                                                          Short-Intermediate
                                                          Government Fund

                                                          Nations
                                                          Government
                                                          Securities Fund

                                                          Nations
                                                          Strategic
                                                          Fixed Income Fund

                                                          Nations
                                                          U.S. Government
                                                          Bond Fund

                                                          Nations
                                                          Diversified
                                                          Income Fund

                                                          Nations
SEMI-ANNUAL REPORT FOR THE PERIOD                         Global Government
ENDED SEPTEMBER 30, 1998                                  Income Fund

                     [BACKGROUND GRAPHIC DEPICTING BASKETS]


THIS REPORT IS SUBMITTED FOR
THE GENERAL INFORMATION OF
SHAREHOLDERS OF NATIONS FUNDS.
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A CURRENT NATIONS
FUNDS PROSPECTUS.

NATIONS FUNDS DISTRIBUTOR:
STEPHENS INC. STEPHENS INC., WHICH
IS NOT AFFILIATED WITH NATIONSBANK,
N.A., IS NOT A BANK, AND SECURITIES
OFFERED BY IT ARE NOT GUARANTEED BY
ANY BANK OR INSURED BY THE FDIC.
STEPHENS INC., MEMBER NYSE, SIPC.

NATIONS FUNDS INVESTMENT ADVISER:
NATIONSBANC ADVISORS, INC.

     -----------------
         NOT FDIC-
          INSURED
     -----------------
       MAY LOSE VALUE
     -----------------
     NO BANK GUARANTEE
     -----------------

NATIONS FUNDS

DEAR SHAREHOLDER:

Thus far in 1998, equity investors have experienced a "roller-coaster" ride that has been both dramatic and ugly. Stock mutual funds of almost every stripe and color fell sharply during the third quarter. According to Lipper Analytical Services, Inc., the average diversified U.S. stock fund posted a negative 15% return during the quarter, with small company funds losing over 21%. International equity funds also experienced downturns over the last three months, with diversified international funds losing 16% on average and emerging markets funds sliding a steep 23%.*

The three months ending September 30 represented the worst quarter for U.S. stock funds since the third quarter of 1990. At that time, we were in a heated showdown with Saddam Hussein and Iraq. The obvious question on everyone's mind today is: what are the drivers causing the extreme volatility being experienced in the markets? We think the answer may be as simple as a shift in psychology by investors. From January 1997 through July 1998, investors were comfortable with assuming risk -- almost too comfortable. Equity valuations reflected a close to perfect environment. Bond yield comparisons to U.S. Treasuries also reflected a comfort with credit risk. However, Russia's debt default in August 1998 was the last in a combination of bad news and uncertainties that changed the prevailing mind set and compelled investors to run for cover. Global anxieties were sufficient overall to push investors in one direction: "risk avoidance."

As we look forward, several thoughts come to mind that lead us to remain optimistic: 1) interest rates have dropped to thirty-year lows and the U.S. economy is very rate sensitive; 2) inflation remains in check; 3) corporate profits, while slowing, should pick up if our economy avoids recession; 4) Japan's government is attacking its banking crisis with an approach similar to that used in the U.S. savings and loan crisis in the 1980s, and 5) the Federal Reserve Board has twice moved in the last months to lower the target on the Federal Funds rate in an effort to fend off any "credit crunch."

While the risk for recession in 1999 is growing, we believe that conditions in the U.S. will remain sound and that next year will be another year of positive economic activity. Consistent monetary policy, a solid fiscal condition, low inflation, and high employment are important ingredients for our economic picture. Investors need to remain alert and appreciate the fact that changing conditions may translate into further market volatility. On behalf of our shareholders, we will stay vigilant in our work as we pursue the Funds' objectives.

Sincerely,

/s/ A. Max Walker
A. MAX WALKER
President and Chairman of the Board

/s/ Robert H. Gordon
ROBERT H. GORDON
President NationsBanc Advisors, Inc.

September 30, 1998

Source for all statistical data: TradeStreet Investment Associates, Inc.
* Lipper Analytical Services, Inc. is an independent fund performance monitor.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Table
Of
Contents

                                     FINANCIAL STATEMENTS
                                     Statements of Net Assets                                       2
                                     Statements of Operations                                      20
                                     Statements of Changes in Net Assets                           22
                                     Schedules of Capital Stock Activity                           26
                                     Financial Highlights                                          34
                                     Notes to Financial Statements                                 48

NATIONS FUNDS
Nations Short-Term Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                  VALUE
  (000)                                                   (000)
-----------------------------------------------------------------
             ASSET-BACKED SECURITIES -- 23.7%
$    3,380   American Express Master Trust, Series
              92-2, Class A,
              6.600% 07/15/99........................    $  3,413
     4,300   Banc One Credit Card Master Trust,
              Series 1994-C, Class A,
              7.800% 11/15/98........................       4,307
     7,900   BankBoston RV Trust, Series 1997-1,
              Class A7,
              6.480% 07/15/08........................       8,086
    11,000   Chase Manhattan Auto Owner Trust, Series
              1996-C, Class A4,
              6.150% 03/15/02........................      11,213
     7,000   Discover Card Master Trust, Series
              1995-2, Class A,
              6.550% 02/15/03........................       7,182
     5,104   EQCC Home Equity Loan Trust, Series
              1996-2, Class A2,
              6.700% 09/15/08........................       5,130
    11,477   EQCC Home Equity Loan Trust, Series
              1998-1, Class A4F,
              6.459% 03/15/21........................      11,731
    12,000   GE Capital Mortgage Services Inc.,
              Series 1997-HE4, Class A3,
              6.590% 12/25/12........................      12,240
       102   Green Tree Financial Corporation, Series
              1996-9, Class A2,
              6.250% 01/15/28........................         102
     6,350   Household Affinity Credit Card Master
              Trust I, Series 1993-1, Class B,
              5.300% 09/15/00........................       6,352
     2,799   Keystone Auto Grantor Trust, Series
              1996-B, Class A,
              6.150% 04/15/03**......................       2,816
    10,400   Premier Auto, Series 1997-2, Class A5,
              6.320% 03/06/02........................      10,666
     5,500   Prime Credit Card Master Trust, Series
              1992-2, Class B2,
              7.950% 11/15/02........................       5,665
     2,229   Sears Credit Account Master Trust,
              Series 1995-4, Class A,
              6.250% 01/15/03........................       2,233
    10,300   Spiegel Master Trust, Series 1995-A,
              Class A,
              7.500% 09/15/04........................      10,638
     5,150   Standard Credit Card Master Trust,
              Series 1993-3, Class A,
              5.500% 01/07/99........................       5,152
                                                         --------
             TOTAL ASSET-BACKED SECURITIES
              (Cost $105,610)........................     106,926
                                                         --------
             CORPORATE BONDS AND NOTES -- 61.3%
             BANKING -- 9.4%
     9,300   Banponce Financial Corporation, MTN,
              6.560% 04/22/99........................       9,354
     3,000   Chase Capital II,
              6.188% 02/01/27........................       2,840
     9,600   First Chicago NBD Corporation, Sr.
              Notes,
              6.250% 07/21/00........................       9,793

-----------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                  VALUE
  (000)                                                   (000)
             BANKING -- (CONTINUED)
$    6,000   GS Escrow Corporation,
              6.750% 08/01/01**......................    $  5,935
     4,500   Norwest Financial Inc., Sr. Notes,
              8.375% 01/15/00........................       4,538
       700   Southtrust Bank NA, Sr. Notes,
              5.580% 02/06/06........................         712
     9,000   Union Planters National Bank, Notes,
              6.470% 10/29/99........................       9,149
                                                         --------
                                                           42,321
                                                         --------
             BROKERAGE -- 9.8%
     1,000   Donaldson Lufkin Jenrette, MTN,
              5.625% 02/15/16........................       1,027
     3,400   Goldman Sachs Group LP, Notes,
              5.900% 01/15/03**......................       3,498
     1,000   Goldman Sachs Group LP, Notes,
              6.200% 12/15/00**......................       1,028
     8,475   Lehman Brothers Holdings Inc., MTN,
              6.850% 10/08/99........................       8,578
     2,000   Lehman Brothers Holdings Inc., Notes,
              6.330% 08/01/00........................       1,995
     2,000   Lehman Brothers Holdings Inc., Notes,
              7.375% 05/15/07........................       2,014
     3,000   Morgan Stanley Dean Witter & Company,
              MTN,
              6.090% 03/09/01........................       3,065
       500   Morgan Stanley Dean Witter & Company,
              Notes,
              7.500% 09/01/99........................         508
     8,800   Paine Webber Group
              7.700% 02/11/00........................       9,085
     3,000   Salomon Inc.,
              7.000% 05/15/99........................       3,034
    10,000   Salomon Smith Barney Holdings Inc.,
              7.980% 03/01/00........................      10,350
                                                         --------
                                                           44,182
                                                         --------
             CAPTIVE FINANCE -- 1.0%
     4,500   AT&T Capital Corporation, MTN,
              6.590% 08/04/00........................       4,622
                                                         --------
             ENERGY -- 1.1%
     4,355   Coastal Corporation,
              10.000% 02/01/01.......................       4,781
                                                         --------
             FINANCIAL -- 15.1%
     7,100   Aristar Inc., Notes,
              6.125% 12/01/00........................       7,192
     3,500   American General Finance, MTN,
              6.520% 06/23/00........................       3,585
     7,000   Avco Financial Services,
              5.750% 01/23/01........................       7,126
     1,000   Caterpillar Financial Services, MTN,
              6.840% 09/15/99........................       1,016
    11,000   Chrysler Financial Corporation, Notes,
              6.375% 01/28/00........................      11,157

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

PRINCIPAL
  AMOUNT                                                  VALUE
  (000)                                                   (000)
-----------------------------------------------------------------
             FINANCIAL -- (CONTINUED)
$    7,000   Dean Witter Discover and Company, MTN,
              7.580% 06/11/01........................    $  7,351
     6,500   Finova Capital Corporation,
              6.250% 08/15/00........................       6,591
     1,500   Ford Motor Credit Company, MTN,
              5.670% 02/15/01........................       1,520
     1,000   Ford Motor Credit Company, MTN,
              6.110% 12/28/01........................       1,028
     1,000   General Motors Acceptance Corporation,
              MTN,
              5.630% 02/25/00........................       1,008
     3,250   General Motors Acceptance Corporation,
              MTN,
              6.700% 04/30/01........................       3,374
     5,000   General Motors Acceptance Corporation,
              MTN,
              7.375% 06/22/00........................       5,192
     8,850   Heller Financial Inc., MTN,
              6.510% 09/20/99........................       8,962
     1,850   PACCAR Financial Corporation,
              5.910% 10/15/99........................       1,867
     1,000   Transamerica Financial Corporation, Sr.
              Notes,
              6.375% 11/15/01........................       1,024
                                                         --------
                                                           67,993
                                                         --------
             HEALTHCARE -- 1.3%
     5,600   HEALTHSOUTH Corporation,
              6,875% 06/15/05**......................       5,913
                                                         --------
             INDEPENDENT FINANCE -- 1.8%
             North American Mortgage Company, MTN:
     2,500   5.800% 11/02/98.........................       2,496
     5,500   5.840% 11/04/98.........................       5,488
                                                         --------
                                                            7,984
                                                         --------
             INDUSTRIAL -- 12.6%
     3,000   Black & Decker,
              6.625% 11/15/00........................       3,082
     7,000   Comdisco Inc.,
              6.130% 08/01/01........................       7,142
     6,000   Comdisco Inc., MTN,
              6.500% 06/15/00........................       6,106
     3,000   Harris Corporation, Notes,
              6.650% 08/01/06........................       3,194
     3,786   Hertz Corporation,
              7.000% 04/15/01........................       3,929
     2,000   International Business Machines
              Corporation, MTN,
              6.037% 08/07/00........................       2,036
     6,250   PDV America Inc., Sr. Notes,
              7.750% 08/01/00........................       6,224
     8,000   Paramount Communications, Sr. Notes,
              7.500% 01/15/02........................       8,379
     9,100   Time Warner Pass-Thru,
              6.100% 12/30/01**......................       9,261
     3,840   USA Waste Services, Inc., Notes
              6.500% 12/15/02........................       3,986
     3,000   Viacom Inc., Sr. Notes,
              7.750% 06/01/05........................       3,240
                                                         --------
                                                           56,579
                                                         --------

-----------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                  VALUE
  (000)                                                   (000)
             RETAIL -- 2.2%
$    1,500   Sears Roebuck Acceptance, MTN,
              6.110% 11/15/05........................    $  1,580
     1,000   Sears Roebuck Acceptance, MTN,
              6.150% 11/15/05........................       1,030
     7,300   Sears Roebuck & Company, MTN,
              6.230% 07/12/00........................       7,443
                                                         --------
                                                           10,053
                                                         --------
             TRANSPORTATION -- 3.5%
    10,100   ERAC USA Finance,
              7.500% 06/15/03**......................      11,039
     1,586   Federal Express,
              9.875% 04/01/02........................       1,769
     3,000   Ryder System Inc., MTN
              7.320% 11/01/00........................       3,131
                                                         --------
                                                           15,939
                                                         --------
             UTILITY -- 3.5%
     1,700   Arizona Public Service,
              5.750% 09/15/00........................       1,711
     1,345   Carolina Power & Light,
              6.125% 02/01/00........................       1,361
     8,299   Columbia Gas System, Series A,
              6.390% 11/28/00........................       8,480
       900   Southern California Edison,
              5.875% 01/15/01........................         916
     2,500   Transcontinental Gas Pipeline,
              8.875% 09/15/02........................       2,783
       700   Virgina Electric Power, MTN,
              7.910% 12/13/01........................         756
                                                         --------
                                                           16,007
                                                         --------
             TOTAL CORPORATE BONDS AND NOTES (Cost
              $271,721)..............................     276,374
                                                         --------
             FOREIGN BONDS AND NOTES -- 4.3%
     8,000   Banco Latinoamericano,
              7.000% 09/24/99**......................       7,983
     2,250   Banco Latinoamericano,
              7.050% 07/19/99**......................       2,247
     7,000   Corporacion Andina De Fomento,
              Eurobonds,
              6.625% 10/14/98**......................       7,001
     2,000   Quebec Province,
              7.500% 07/15/02........................       2,153
                                                         --------
             TOTAL FOREIGN BONDS AND NOTES (Cost
              $19,281)...............................      19,384
                                                         --------
             MORTGAGE-BACKED SECURITIES -- 4.9%
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.4%
       935   5.500% 07/01/01.........................         935
       682   7.500% 09/01/01.........................         690
                                                         --------
                                                            1,625
                                                         --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

PRINCIPAL
  AMOUNT                                                  VALUE
  (000)                                                   (000)
-----------------------------------------------------------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 4.0%
$   16,110   6.000% 06/01/01 -- 11/01/04
              (4 Pools)..............................    $ 16,145
       864   6.500% 08/01/04.........................         878
     1,101   7.500% 11/01/09.........................       1,134
                                                         --------
                                                           18,157
                                                         --------
             RESIDENTIAL ACCREDITED LOANS INC.
              (REMIC) -- 0.5%
     2,500   6.750% 08/25/27.........................       2,520
                                                         --------
             TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $22,219).........................      22,302
                                                         --------
             U.S. TREASURY OBLIGATIONS -- 3.8%
             U.S. Treasury Notes:
     2,500   5.625% 12/31/99.........................       2,532
    11,500   5.875% 07/31/99.........................      11,609
     3,000   5.875% 08/31/99.........................       3,034
                                                         --------
             TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $17,036).........................      17,175
                                                         --------

  SHARES
 ---------
             INVESTMENT COMPANY -- 1.6%
              (Cost $7,416)
 7,415,674   Nations Cash Reserves(a)..................      7,416
                                                          --------

             TOTAL INVESTMENTS
              (Cost $443,283*)................   99.6%    449,577
                                                         --------
             OTHER ASSETS AND
              LIABILITIES (NET)...............    0.4%
             Interest and dividend receivable.........   $  5,203
             Receivable for Fund shares sold..........         94
             Other assets.............................          4
             Payable for Fund shares redeemed.........     (1,508)
             Dividends payable........................     (1,793)
             Investment advisory fee payable..........       (111)
             Administration fee payable...............        (37)
             Shareholder servicing and distribution
              fees payable............................        (15)
             Accrued Trustees'/Directors' fees and
              expenses................................        (18)
             Accrued expenses and other liabilities...       (196)
                                                         --------
             TOTAL OTHER ASSETS AND
              LIABILITIES (NET).......................      1,623
                                                         --------
             NET ASSETS.......................  100.0%   $451,200
                                                         ========

                                                          VALUE
                                                          (000)
-----------------------------------------------------------------
             PRIMARY A SHARES:
             Net asset value, offering and redemption
              price per share ($425,605,000/43,040,017
              shares outstanding).....................      $9.89
             PRIMARY B SHARES:
             Net asset value, offering and redemption
              price per share ($0/1 shares
              outstanding)#...........................      $9.89
             INVESTOR A SHARES:
             Net asset value, offering and redemption
              price per share ($18,593,000/1,880,218
              shares outstanding).....................      $9.89
             INVESTOR B SHARES:
             Net asset value, offering price per share
              ($6,144,000/621,395 shares
              outstanding)............................      $9.89
             INVESTOR C SHARES:
             Net asset value, offering and redemption
              price per share ($858,000/86,740 shares
              outstanding)............................      $9.89
             AT SEPTEMBER 30, 1998,
              NET ASSETS CONSIST OF:
             Paid-in capital..........................   $450,970
             Undistributed net investment
              income/(distributions in excess of net
              investment income)......................          7
             Accumulated net realized loss on
              investments sold........................     (6,071)
             Net unrealized appreciation of
              investments.............................      6,294
                                                         --------
             NET ASSETS...............................   $451,200
                                                         ========

---------------

  * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $6,769,000 and gross depreciation of $475,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $443,283,000.

 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  # Amount represents less than $500.

 (a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Intermediate Government Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                  VALUE
   (000)                                                  (000)
-----------------------------------------------------------------
              U.S. GOVERNMENT GUARANTEED BOND -- 0.0%#
               (Cost $255)
$       253   Second Attransco Tanker Corporation
               Series A,
               8.500% 06/15/02.......................    $    258
                                                         --------
              MORTGAGE-BACKED SECURITIES -- 29.0%
              FEDERAL HOME LOAN MORTGAGE CORPORATION
               (FHLMC) CERTIFICATES -- 5.6%
          5   6.500% 09/01/03........................           5
              GOLD:
      9,287   6.500% 12/01/12........................       9,490
     28,931   7.000% 12/01/07 -- 12/01/25
               (2 Pools).............................      29,809
                                                         --------
                                                           39,304
                                                         --------
              FEDERAL HOUSING AUTHORITY (FHA)
               CERTIFICATES -- 0.1%
        759   6.000% 07/15/04........................         759
                                                         --------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
               CERTIFICATES -- 16.5%
      3,494   6.150% 03/01/08........................       3,712
     12,967   6.270% 06/01/08........................      13,894
     20,783   6.500% 02/28/28........................      21,133
      3,358   6.500% 04/01/26........................       3,415
     46,223   7.500% 06/01/28........................      47,899
      5,999   8.000% 12/01/09........................       6,217
     12,432   8.500% 04/01/17........................      13,037
      6,254   9.000% 04/01/16........................       6,603
                                                         --------
                                                          115,910
                                                         --------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
               (GNMA) CERTIFICATES -- 6.8%
     23,658   6.000% 11/20/27........................      24,036
     19,344   7.500% 02/15/24 -- 04/15/26
               (3 Pools).............................      20,057
      3,081   8.500% 02/15/05 -- 08/15/08
               (27 Pools)............................       3,250
                                                         --------
                                                           47,343
                                                         --------
              TOTAL MORTGAGE-BACKED SECURITIES (Cost
               $199,522).............................     203,316
                                                         --------
              U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS -- 68.6%
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.7%
     32,000   6.625% 03/12/08........................      33,170
                                                         --------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.3%
     48,500   6.620% 11/13/07........................      51,325
     20,000   6.650% 11/14/07........................      21,272
                                                         --------
                                                           72,597
                                                         --------
              U.S. TREASURY INFLATION INDEX -- 0.7%
$     5,000   3.625% 07/15/02........................    $  5,020
                                                         --------

 PRINCIPAL
  AMOUNT                                                  VALUE
   (000)                                                  (000)
-----------------------------------------------------------------
              U.S. TREASURY NOTES -- 43.5%
      8,000   5.250% 08/15/03........................       8,357
    130,000   5.500% 02/29/00........................     131,808
      5,000   5.625% 12/31/99........................       5,065
     30,000   5.625% 05/15/08........................      32,813
     69,500   6.375% 04/30/99........................      70,173
     56,500   6.500% 04/30/99........................      57,092
                                                         --------
                                                          305,308
                                                         --------
              U.S. TREASURY BONDS -- 9.4%
     50,000   6.000% 06/30/99........................      50,492
     13,000   6.375% 08/15/27........................      15,352
                                                         --------
                                                           65,844
                                                         --------
              TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS (Cost $472,670)...........     481,939
                                                         --------
              SHORT TERM INVESTMENTS -- 0.1% (Cost $999)
      1,000   Student Loan Marketing Association FRN
              4.763%** 08/02/99......................         997
                                                         --------

  SHARES
----------
              INVESTMENT COMPANY -- 1.5%
               (Cost $10,342)
 10,342,215   Nations Cash Reserves(a)...............      10,342
                                                         --------

              TOTAL INVESTMENTS
               (Cost $683,788*)................   99.2%   696,852
                                                         --------
              OTHER ASSETS
               AND LIABILITIES (NET)...........    0.8%
              Cash.....................................  $      1
              Interest and dividend receivable.........     8,834
              Receivable for Fund shares sold..........     1,649
              Receivable for investment securities
               sold....................................     5,530
              Other assets.............................        55
              Payable for Fund shares redeemed.........    (1,173)
              Payable for investment securities
               purchased...............................    (6,240)
              Dividends payable........................    (2,770)
              Investment advisory fee payable..........      (230)
              Administration fee payable...............       (58)
              Shareholder servicing and distribution
               fees payable............................       (84)
              Accrued Trustees'/Directors' fees and
               expenses................................       (38)
              Accrued expenses and other liabilities...       (23)
                                                         --------
              TOTAL OTHER ASSETS AND LIABILITIES
               (NET)...................................     5,453
                                                         --------
              NET ASSETS.......................  100.0%  $702,305
                                                          -------
                                                          -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Intermediate Government Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

                                                          VALUE
                                                          (000)
-----------------------------------------------------------------
              PRIMARY A SHARES:
              Net asset value, offering and redemption
               price per share
               ($641,471,000/152,539,213 shares
               outstanding)............................     $4.21
              PRIMARY B SHARES:
              Net asset value, offering and redemption
               price per share ($274,000/65,145 shares
               outstanding)............................     $4.21
              INVESTOR A SHARES:
              Net asset value, offering and redemption
               price per share ($49,653,000/11,807,460
               shares outstanding).....................     $4.21
              INVESTOR B SHARES:
              Net asset value, offering price per
               share*** ($9,898,000/2,353,609 shares
               outstanding)............................     $4.21
              INVESTOR C SHARES:
              Net asset value, offering and redemption
               price per share ($1,009,000/239,898
               shares outstanding).....................     $4.21
              AT SEPTEMBER 30, 1998, NET ASSETS
               CONSIST OF:
              Paid-in capital..........................  $697,960
              Undistributed net investment
               income/(distributions in excess of net
               investment income)......................        33
              Accumulated net realized (loss) on
               investments sold........................    (8,752)
              Net unrealized appreciation of
               investments.............................    13,064
                                                         --------
              NET ASSETS...............................  $702,305
                                                          -------
                                                          -------

---------------

  * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $13,163,000 and gross depreciation of $99,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $683,788,000.

 ** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 1998.

 *** Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

 (a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

  # Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Government Securities Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                   VALUE
  (000)                                                    (000)
------------------------------------------------------------------
             AGENCY BONDS -- 8.7%
$    1,591   Export Funding Trust,
              8.210% 12/29/06.........................    $  1,913
     5,000   Federal Home Loan Mortgage Corporation
              (FHLMC) Certificate
              7.440% 09/01/06.........................       5,370
     5,000   Federal National Mortgage Association
              (FNMA) Certificate
              6.875% 09/24/12.........................       5,656
     2,000   Federal National Mortgage Association
              (FNMA) Certificate
              6.960% 09/05/12.........................       2,271
                                                          --------
             TOTAL AGENCY BONDS (Cost $13,824)........      15,210
                                                          --------
             COMMERCIAL MORTGAGE-BACKED SECURITY -- 6.0%
              (Cost $10,021)
    10,000   Allied Capital Commercial Mortgage Trust,
              6.600% 07/25/04.........................      10,406
                                                          --------
             MORTGAGE-BACKED SECURITIES -- 75.9%
             FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) CERTIFICATES -- 18.0%
    15,000   7.000% 11/13/28 TBA++....................      15,394
       980   6.500% 03/01/00 -- 1/01/09 (2 Pools).....         995
    11,523   7.000% 12/01/27 -- 12/01/27 (2 Pools)....      11,829
       218   7.500% 06/01/09 -- 8/01/08 (2 Pools).....         225
       604   8.000% 08/01/07 -- 5/01/17 (4 Pools).....         626
     1,137   8.500% 09/01/01 -- 6/01/17 (6 Pools).....       1,168
       693   9.000% 02/01/02 -- 12/01/16 (3 Pools)....         725
       306   9.500% 09/01/20 -- 6/01/21 (4 Pools).....         332
       100   10.000% 09/01/18.........................         106
                                                          --------
                                                            31,400
                                                          --------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) CERTIFICATES -- 19.7%
       534   6.000% 05/01/01..........................         535
     6,597   6.500% 05/01/13 -- 6/01/28 (2 Pools).....       6,715
     4,762   6.750% 03/18/28..........................       4,814
     1,799   6.990% 06/01/23..........................       1,952
    12,900   7.000% 02/25/04 -- 08/01/25 (3 Pools)....      13,250
     5,940   7.500% 09/01/27..........................       6,128
       162   8.000% 04/01/06..........................         166
       136   8.250% 04/01/09..........................         142
       578   8.500% 11/01/01 -- 7/01/21 (4 Pools).....         598
       203   9.000% 12/01/16..........................         211
                                                          --------
                                                            34,511
                                                          --------
             FREDDIE MAC CERTIFICATES -- 13.9%
     4,931   Series 2023, Class B,
              6.500% 01/15/13.........................       4,952
    11,850   Series 2054, Class UA,
              6.500% 09/15/25.........................      12,139

PRINCIPAL
  AMOUNT                                                   VALUE
  (000)                                                    (000)
------------------------------------------------------------------
             FREDDIE MAC CERTIFICATES -- (CONTINUED)
$    2,000   Series 1466, Class PI, REMIC,
              7.000% 08/15/20.........................    $  2,082
     5,000   Series 1999, Class PB,
              7.500% 10/15/24.........................       5,206
                                                          --------
                                                            24,379
                                                          --------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
              (GNMA) CERTIFICATES -- 18.7%
    13,974   6.500% 11/15/27..........................      14,302
     6,288   7.000% 05/15/28 -- 6/15/23 (2 Pools).....       6,491
     9,992   7.500% 09/15/13 -- 07/15/28 (2 Pools)....      10,349
       815   8.000% 02/15/23..........................         851
        31   9.000% 06/15/18..........................          33
       159   9.500% 03/15/04 -- 4/15/04 (2 Pools).....         166
        22   10.000% 10/15/18.........................          24
       129   10.500% 12/15/20.........................         142
        19   11.000% 03/15/01.........................          20
        77   11.750% 09/15/00 -- 12/15/00 (2 Pools)...          79
        73   13.000% 01/15/11 -- 4/15/11 (4 Pools)....          84
                                                          --------
                                                            32,541
                                                          --------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
              (GNMA II) CERTIFICATE -- 0.0%#
        55   11.000% 10/20/20.........................          60
                                                          --------
             RESIDENTIAL FUNDING MORTGAGE, SEC I -- 5.6%
     9,733   6.750% 06/25/28..........................       9,842
                                                          --------
             TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $130,702).........................     132,733
                                                          --------
             MUNICIPAL BOND -- 5.4%
     1,315   Portsmouth Virginia, Taxable Ref.,
              6.630% 07/15/14.........................       1,418
     7,480   Texas State Department of Housing and
              Community Affairs, Single Family
              Revenue, (Teams-Taxable-Mortgage),
              Series C, (MBIA Insured),
              6.800% 09/01/29.........................       7,971
                                                          --------
             TOTAL MUNICIPAL BONDS (Cost $8,772)......       9,389
                                                          --------

  SHARES
---------
             INVESTMENT COMPANY -- 0.9%
              (Cost $1,574)
 1,574,000   Nations Cash Reserves(a)................       1,574
                                                         --------
             TOTAL INVESTMENTS (Cost
              $164,893*).....................   96.9%     169,312
                                                         --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Government Securities Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

                                                          VALUE
                                                          (000)
-----------------------------------------------------------------
             OTHER ASSETS AND LIABILITIES
              (NET)..........................    3.1%
             Interest and dividend receivable........    $    899
             Receivable for Fund shares sold.........      51,050
             Receivable for investment securities
              sold...................................         126
             Other assets............................          24
             Payable for Fund shares redeemed........        (351)
             Payable for investment securities
              purchased..............................     (45,265)
             Dividends payable.......................        (609)
             Investment advisory fee payable.........         (71)
             Administration fee payable..............         (14)
             Shareholder servicing and distribution
              fees payable...........................        (173)
             Accrued Trustees'/Directors' fees and
              expenses...............................          (7)
             Accrued expenses and other
              liabilities............................        (114)
                                                         --------

             TOTAL OTHER ASSETS AND LIABILITIES
              (NET)..................................       5,495
                                                         --------
             NET ASSETS......................  100.0%    $174,807
                                                         ========
             PRIMARY A SHARES:
             Net asset value, offering and redemption
              price per share ($119,903,000/
              11,628,854 shares outstanding).........      $10.31
             PRIMARY B SHARES:
             Net asset value, offering and redemption
              price per share ($0/1 shares outstand-
              ing)##.................................      $10.31
             INVESTOR A SHARES:
             Net asset value, offering and redemption
              price per share ($22,349,000/2,167,616
              shares outstanding)....................      $10.31
             INVESTOR B SHARES:
             Net asset value, offering price per
              share** ($32,305,000/3,133,145 shares
              outstanding)...........................      $10.31
             INVESTOR C SHARES:
             Net asset value, offering and redemption
              price per share ($250,000/24,209 shares
              outstanding)...........................      $10.31

                                                          VALUE
                                                          (000)
-----------------------------------------------------------------
              AT SEPTEMBER 30, 1998,
               NET ASSETS CONSIST OF:
              Paid-in capital........................    $174,726
              Undistributed net investment income/
               (distributions in excess of net
               investment income)....................      $(340)
              Accumulated net realized loss on
               investments sold......................     (3,998)
              Net unrealized appreciation of invest-
               ments.................................       4,419
                                                         --------
              NET ASSETS.............................    $174,807
                                                         ========

---------------

  * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $4,453,000 and gross depreciation of $34,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $164,893,000.

 ** Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

 (a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

  # Amount represents less than 0.1%.

 ## Amount represents less than $500.

 ++ Security purchased on a when-issued or delayed delivery basis.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Fixed Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                 VALUE
   (000)                                                  (000)
------------------------------------------------------------------
               ASSET-BACKED SECURITIES -- 14.7%
$     13,588   Amresco Residential Securities
                Mortgage Loan Trust, Series 1996-2,
                Class A1,
                7.425% 05/25/27.....................    $   14,059
      15,000   BankBoston RV Asset Backed Trust,
                Series 1997-1, Class A5,
                6.350% 10/15/05.....................        15,122
       8,579   Discover Card Master Trust,
                Series 1996-3, Class B,
                6.250% 08/18/08.....................         8,920
      17,253   First Alliance Mortgage Loan Trust,
                Series 1994-2, Class A1,
                7.625% 07/25/25.....................        18,359
       7,500   First Plus Home Loan Trust,
                Series 1997-3, Class A4,
                6.800% 03/10/12.....................         7,591
      15,300   First Plus Home Loan Trust,
                Series 1997-4, Class A4,
                6.570% 04/10/13.....................        15,558
      15,000   First USA Bank,
                Series 1997-6, Class B,
                6.580% 03/17/05.....................        15,656
      15,000   Ford Auto Trust,
                Series 1998-A, Class B,
                5.950% 10/15/02.....................        15,277
      10,000   Ford Credit Auto Owner Trust,
                Series 1997-B, Class CTFS,
                6.650% 04/15/03.....................        10,231
               IMC Home Equity Loan Trust:
      22,000    Series 1997-1, Class A3,
                6.820% 10/25/11.....................        22,138
      16,500    Series 1997-7, Class A3,
                6.540% 11/20/12.....................        16,820
               Metris Master Trust:
      20,000    Series 1996-1, Class B,
                6.800% 02/20/02.....................        20,362
      15,000    Series 1997-1, Class B,
                7.110% 10/20/05.....................        15,801
      11,625   Premier Auto Trust,
                Series 1998-1, Class B,
                5.920% 10/06/04.....................        11,828
      10,000   Prime Credit Card Master Trust,
                Series 1992-2, Class B2,
                7.950% 11/15/02.....................        10,300
      21,300   Standard Credit Card Master Trust,
                Series 1995-9, Class B,
                6.650% 10/07/07.....................        22,664
         214   The Money Store Home Equity Trust,
                Series 1993-D Class A2,
                5.075% 02/15/18.....................           213
               WFS Financial Owner Trust:
      15,000    Series 1997-B, Class CTFS,
                6.550% 10/20/04.....................        15,342
      10,000    Series 1997-C, Class A3,
                6.100% 03/20/02.....................        10,066
      10,000   World Financial Network Credit Card
                Master Trust, Series 1996-B, Class
                A,
                6.950% 04/15/06.....................        10,709
                                                        ----------
               TOTAL ASSET-BACKED SECURITIES (Cost
                $269,545)...........................       277,016
                                                        ----------

 PRINCIPAL
   AMOUNT                                                 VALUE
   (000)                                                  (000)
------------------------------------------------------------------
               CORPORATE BONDS AND NOTES -- 43.1%
               AUTOMOTIVE -- 2.8%
$     24,965   Auburn Hills Trust Certificates,
                Deb.,
                12.000% 05/01/20....................    $   41,727
      10,000   Ford Motor Company,
                7.400% 11/01/46.....................        11,371
                                                        ----------
                                                            53,098
                                                        ----------
               BANKING AND FINANCE -- 7.9%
      13,000   ABN Amro Bank -- Chicago,
                7.300% 12/01/26.....................        12,890
      20,000   Banponce Financial
                Corporation, MTN,
                6.550% 10/10/00.....................        20,505
      16,955   Crestar Financial Corporation,
                6.500% 01/15/08.....................        17,601
      12,500   FCB/NC Capital Trust I,
                8.050% 03/01/28**...................        12,842
      10,500   First Union Institutional
                Capital Trust I,
                8.040% 12/01/26.....................        11,398
      13,650   General Motors Acceptance
                Corporation,
                8.750% 07/15/05.....................        16,205
       7,500   Norwest Corp.,
                6.750% 06/15/07.....................         8,109
      11,000   Union Planters Bank,
                6.500% 03/15/18.....................        11,282
      15,000   Union Planters Capital Trust,
                8.200% 12/15/26.....................        15,472
      11,500   Wells Fargo Capital,
                7.960% 12/15/26.....................        12,370
       8,500   Wilmington Trust Corp.,
                6.625% 05/01/08.....................         9,001
                                                        ----------
                                                           147,675
                                                        ----------
               ENERGY -- OIL -- 0.5%
       8,500   Occidental Petroleum,
                6.400% 04/01/03.....................         8,831
                                                        ----------
               ENTERTAINMENT -- 2.3%
      15,000   Time Warner Inc., Notes,
                6.100% 12/30/01**...................        15,266
      10,000   Time Warner Inc.,
                7.750% 06/15/05.....................        11,149
      15,000   Time Warner Inc.,
                8.110% 08/15/06.....................        17,249
                                                        ----------
                                                            43,664
                                                        ----------
               FINANCIAL SERVICES -- 6.4%
      16,000   Bear Stearns Companies Inc.,
                6.650% 12/01/04.....................        16,545
      11,500   Goldman Sachs Group L.P., Notes,
                6.600% 07/15/02**...................        12,090
      15,000   Goldman Sachs Group LP,
                6.625% 12/01/04**...................        16,046
      15,000   Lehman Brothers Holdings, MTN,
                6.650% 11/08/00.....................        14,950
      16,500   Lehman Brothers Inc., Sr. Sub. Notes,
                7.250% 04/15/03.....................        16,761
      17,250   Morgan Stanley Dean Witter,
                6.090% 03/09/11.....................        17,626
      10,000   Paine Webber Group Inc., MTN,
                7.300% 10/15/03.....................        10,897

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Fixed Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                 VALUE
   (000)                                                  (000)
------------------------------------------------------------------
               FINANCIAL SERVICES  -- (CONTINUED)
$     15,250   Salomon Smith Barney, MTN,
                6.625% 11/30/00.....................    $   15,611
                                                        ----------
                                                           120,526
                                                        ----------
               HEALTHCARE -- 1.1%
      19,750   HEALTHSOUTH Corporation,
                6.875% 06/15/05**...................        20,853
                                                        ----------
               INDUSTRIAL -- 9.8%
      10,000   Blount Inc.,
                7.000% 06/15/05.....................        10,159
      13,000   Comdisco Inc.,
                6.130% 08/01/01.....................        13,264
      14,000   Dresser Industries Inc.,
                7.600% 08/15/99.....................        15,156
      11,675   Georgia-Pacific,
                9.875% 11/01/21.....................        13,317
       8,500   News America Holdings Inc.:
                10.125% 10/15/12....................        10,002
      10,315   Sr. Notes,
                9.500% 07/15/24.....................        13,123
               PDV America, Inc.:
                Gtd. Sr. Notes:
      10,000    7.750% 08/01/00.....................         9,959
      15,000    7.875% 08/01/03.....................        14,645
      12,500   Raytheon Company,
                6.750% 08/15/07.....................        13,395
      15,000   USA Waste Services Inc.,
                7.125% 10/01/07.....................        16,346
      20,000   Viacom Inc.,
                7.750% 06/01/05.....................        21,597
      10,818   Xerox Capital Trust I,
                8.000% 02/01/27.....................        11,562
      20,000   Zurich Capital Trust I,
                8.376% 06/01/37**...................        21,877
                                                        ----------
                                                           184,402
                                                        ----------
               INSURANCE -- 2.8%
      13,250   American RE Corporation,
                7.450% 12/15/26.....................        14,649
      10,000   Liberty Mutual, Notes,
                7.875% 10/15/26**...................        12,011
      10,000   MBIA Inc.,
                7.150% 07/15/27.....................        10,982
      13,000   New England Mutual, Notes,
                7.875% 02/15/24**...................        15,577
                                                        ----------
                                                            53,219
                                                        ----------
               RETAIL -- 0.8%
      15,000   Sears Roebuck Acceptance Corporation,
                MTN,
                6.690% 04/30/01.....................        15,559
                                                        ----------
               RETAIL -- FOOD -- 0.7%
      13,000   Safeway Inc., Sr. Notes,
                7.000% 09/15/07.....................        13,698
                                                        ----------
               TRANSPORTATION -- 2.0%
               ERAC USA Finance Company,
      15,750    6.950% 03/01/04**...................        16,549
      19,500    6.625% 02/15/05**...................        20,256
                                                        ----------
                                                            36,805
                                                        ----------

 PRINCIPAL
   AMOUNT                                                 VALUE
   (000)                                                  (000)
------------------------------------------------------------------
               TRANSPORTATION -- RAILROAD -- 0.7%
$     12,200   Norfolk Southern Corporation,
                7.350% 05/15/07.....................    $   13,706
                                                        ----------
               UTILITY -- 1.7%
      10,569   Carolina Power and Light,
                6.800% 08/15/07.....................        11,671
      18,250   Dominion Capital Trust I,
                7.830% 12/01/27**...................        19,018
                                                        ----------
                                                            30,689
                                                        ----------
               UTILITY -- TELEPHONE -- 3.6%
      13,000   Bell Atlantic Corporation,
                9.375% 07/15/31.....................        14,927
       6,100   Bell South Telecommunications,
                8.250% 07/01/32.....................         6,883
      15,500   GTE Corporation,
                6.600% 09/22/05.....................        16,554
      25,000   New England Telephone & Telegraph,
                9.000% 08/01/31.....................        28,451
                                                        ----------
                                                            66,815
                                                        ----------
               TOTAL CORPORATE BONDS AND NOTES
                (Cost $780,138).....................       809,540
                                                        ----------
               FOREIGN BONDS -- 4.9%
      17,500   AB Spintab,
                7.500% 08/14/49**...................        18,127
      12,000   Abbey National PLC,
                7.350% 10/29/49.....................        13,292
      15,000   Banco Latino Americano,
                7.000% 9/24/99**....................        14,968
      10,000   Banco Latino Americano,
                7.230% 04/17/00**...................        10,322
      10,000   Bank of Scotland,
                7.000%, 11/29/49**..................         9,970
      10,000   Enterprise Oil,
                6.700% 09/15/07.....................        10,544
      13,000   Skandinaviska Enskilda FRN,
                8.125% 09/06/49**(b)................        14,979
                                                        ----------
               TOTAL FOREIGN BONDS
                (Cost $88,183)......................        92,202
                                                        ----------
               MORTGAGE-BACKED SECURITIES -- 19.8%
               FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
                CERTIFICATES -- 4.7%
          78   9.000% 04/01/01 -- 01/01/05
               (3 Pools)............................            81
               Gold:
      25,000   5.750% 07/15/03......................        26,093
       2,128   6.500% 04/01/11 -- 10/01/12
               (3 Pools)............................         2,179
      53,433   7.000% 06/01/11 -- 07/01/28
               (3 Pools)............................        54,901
         738   8.000% 11/01/09 -- 04/01/10
               (2 Pools)............................           761
       3,850   8.500% 11/01/26......................         4,012
                                                        ----------
                                                            88,027
                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Fixed Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                 VALUE
   (000)                                                  (000)
------------------------------------------------------------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
                CERTIFICATES -- 9.2%
$      4,800   5.640% 10/25/28......................    $    4,876
       5,500   5.960% 10/25/28......................         5,723
      84,178   6.500% 03/01/13 -- 09/01/27
               (4 Pools)............................        85,779
      15,431   7.000% 03/01/27 -- 11/01/27
               (3 Pools)............................        15,855
      34,741   7.500% 02/01/25......................        35,849
      24,310   8.000% 09/15/25 -- 12/01/09
               (3 Pools)............................        25,121
                                                        ----------
                                                           173,203
                                                        ----------
               GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION (GNMA)
                CERTIFICATES -- 5.9%
      19,681   6.500% 05/15/28......................        20,117
      30,241   7.000% 07/15/28......................        31,214
      54,186   7.500% 12/15/23 -- 07/20/28
               (2 Pools)............................        56,108
         263   8.000% 05/15/17 (2 Pools)............           276
       2,992   8.500% 02/15/25......................         3,162
         157   9.000% 07/15/17......................           169
          25   11.000% 07/15/00 -- 11/15/00
               (2 Pools)............................            26
          54   13.000% 01/15/11 -- 02/15/11
               (4 Pools)............................            63
                                                        ----------
                                                           111,135
                                                        ----------
               TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $365,716).....................       372,365
                                                        ----------
               U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS -- 15.3%
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.9%
      27,000   6.270% 02/05/08......................        28,316
      43,920   6.590% 05/29/08......................        45,677
                                                        ----------
                                                            73,993
                                                        ----------
               U.S. TREASURY BONDS -- 1.2%
       7,500   5.500% 08/15/28......................         8,107
       3,000   6.125% 11/15/27......................         3,458
       9,000   6.375% 08/15/27......................        10,629
                                                        ----------
                                                            22,194
                                                        ----------
               U.S. TREASURY NOTES -- 10.2%
      10,200   5.375% 02/15/01......................        10,431
      43,500   6.250% 05/31/99......................        43,935
     119,000   7.500% 10/31/99......................       122,533
      13,750   7.875% 08/15/01......................        15,031
                                                        ----------
                                                           191,930
                                                        ----------
               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS (Cost $282,082).........       288,117
                                                        ----------

                                                          VALUE
  SHARES                                                  (000)
------------------------------------------------------------------
              INVESTMENT COMPANY -- 5.7% (Cost $107,690)
107,690,001   Nations Cash Reserves(a)...............   $  107,690
                                                        ----------

              TOTAL INVESTMENTS (Cost
               $1,893,354*)...................  103.5%   1,946,930
                                                        ----------
              OTHER ASSETS AND LIABILITIES
               (NET)..........................  (3.5)%
              Cash...................................   $        2
              Interest and dividend receivable.......       26,360
              Receivable for Fund shares sold........        3,957
              Receivable for investment securities
               sold..................................            3
              Payable for Fund shares redeemed.......       (1,532)
              Payable for investment securities
               purchased.............................      (10,466)
              Dividends payable......................       (7,720)
              Collateral on securities loaned........      (75,680)
              Investment advisory fee payable........         (764)
              Administration fee payable.............         (153)
              Shareholder servicing and distribution
               fees payable..........................          (47)
              Accrued Trustees'/Directors' fees and
               expenses..............................          (78)
              Accrued expenses and other
               liabilities...........................         (408)
                                                        ----------
              TOTAL OTHER ASSETS AND LIABILITIES
               (NET).................................      (66,526)
                                                        ----------
              NET ASSETS......................  100.0%  $1,880,404
                                                        ==========
              PRIMARY A SHARES:
              Net asset value, offering and
               redemption price per share
               ($1,839,166,000/ 179,521,926 shares
               outstanding)..........................       $10.24
              PRIMARY B SHARES:
              Net asset value, offering and
               redemption price per share
               ($0/1 shares outstanding)#............       $10.24
              INVESTOR A SHARES:
              Net asset value, offering and
               redemption price per share
               ($36,524,000/3,565,103 shares
               outstanding)..........................       $10.24
              INVESTOR B SHARES:
              Net asset value, offering price per
               share*** ($3,474,000/339,158 shares
               outstanding)..........................       $10.24
              INVESTOR C SHARES:
              Net asset value, offering and
               redemption price per share
               ($1,240,000/121,019 shares
               outstanding)..........................       $10.24

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Fixed Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

                                                          VALUE
                                                          (000)
------------------------------------------------------------------
              AT SEPTEMBER 30, 1998, NET
               ASSETS CONSIST OF:
              Paid-in capital........................   $1,820,630
              Undistributed net investment
               income/(distributions in excess of net
               investment income)....................          245
              Accumulated net realized gain on
               investments sold......................        5,953
              Net unrealized appreciation of
               investments...........................       53,576
                                                        ----------
              NET ASSETS.............................   $1,880,404
                                                        ==========

---------------

  * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $55,494,000 and gross depreciation of $1,918,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $1,893,354,000.

 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 *** Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

  # Amount represents less than $500.

 (a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

 (b) Variable rate note. The interest rate shown reflects the rate in effect at September 30, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations U.S. Government Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                   VALUE
   (000)                                                   (000)
------------------------------------------------------------------
              U.S. TREASURY OBLIGATIONS -- 31.8%
              U.S. TREASURY BOND -- 21.2%
$    19,875    8.000% 11/15/21........................    $ 27,272
                                                          --------
              U.S. TREASURY NOTE -- 10.6%
     13,280    6.250% 05/31/00........................      13,658
                                                          --------
              TOTAL TREASURY OBLIGATIONS
               (Cost $38,443).........................      40,930
                                                          --------
              MORTGAGE-BACKED SECURITIES -- 65.9%
              FEDERAL HOME LOAN BANK (FHLB) -- 7.3%
      9,200    5.625% 03/19/01........................       9,404
                                                          --------
              FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
               CERTIFICATES -- 27.6%
      6,435    5.750% 07/15/03........................       6,717
      8,970    5.750% 04/15/08........................       9,483
     19,279    6.000% 09/15/13 -- 08/01/28
               (3 Pools)..............................      19,344
                                                          --------
                                                            35,544
                                                          --------
              FEDERAL NATIONAL MORTGAGE (FNMA)
               CERTIFICATES -- 31.0%
      2,500    5.750% 04/01/03........................       2,608
     12,266    6.000% 06/04/03 -- 03/01/13
               (2 Pools)..............................      12,538
      7,934    6.000% 09/01/13........................       8,015
     16,465    6.500% 06/01/03 -- 03/01/13
               (2 Pools)..............................      16,742
                                                          --------
                                                            39,903
                                                          --------
              TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $82,942)..........................      84,851
                                                          --------

  SHARES
----------
              INVESTMENT COMPANY -- 4.8% (Cost $6,114)
  6,114,000   Nations Cash Reserves(a)................       6,114
                                                          --------

              TOTAL INVESTMENTS
               (Cost $127,499*).............     102.5%   131,895
                                                         --------
              OTHER ASSETS AND
               LIABILITIES (NET)............     (2.5)%
              Interest and dividend receivable.......    $  1,969
              Receivable for Fund shares sold........         165
              Other assets...........................          16
              Payable for Fund shares redeemed.......          (4)
              Dividends payable......................        (492)
              Collateral on securities loaned........      (4,829)
              Investment advisory fee payable........         (33)
              Administration fee payable.............         (10)
              Shareholder servicing and distribution
               fees payable..........................         (14)
              Accrued Trustees'/Directors' fees and
               expenses..............................          (3)
              Accrued expenses and other
               liabilities...........................         (14)
                                                         --------
              TOTAL OTHER ASSETS AND
               LIABILITIES (NET).....................      (3,249)
                                                         --------
              NET ASSETS....................     100.0%  $128,646
                                                         ========

                                                          VALUE
                                                          (000)
-----------------------------------------------------------------
              PRIMARY A SHARES:
              Net asset value, offering and
               redemption price per share
               ($121,536,000/11,387,986 shares
               outstanding)..........................      $10.67
              INVESTOR A SHARES:
              Net asset value, offering and
               redemption price per share
               ($2,345,000/219,707 shares
               outstanding)..........................      $10.67
              INVESTOR B SHARES:
              Net asset value, offering price per
               share** ($3,406,000/319,104 shares
               outstanding)..........................      $10.67
              INVESTOR C SHARES:
              Net asset value, offering and
               redemption price per share
               ($1,359,000/127,338 shares
               outstanding)..........................      $10.67
              AT SEPTEMBER 30, 1998, NET
               ASSETS CONSIST OF:
              Paid-in capital........................    $121,588
              Undistributed net investment
               income/(distributions in excess of net
               investment income)....................          24
              Accumulated net realized gain on
               investments sold......................       2,638
              Net unrealized appreciation of
               investments...........................       4,396
                                                         --------
              NET ASSETS.............................    $128,646
                                                         ========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $4,396,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $127,499,000.

 ** Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Diversified Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                  VALUE
   (000)                                                  (000)
-----------------------------------------------------------------
              CORPORATE BONDS AND NOTES -- 62.0%
              AEROSPACE/DEFENSE -- 2.2%
$     3,375   Raytheon Company,
               7.375% 07/15/25.......................    $  3,478
      5,025   Martin Marietta Technology,
               7.750% 04/15/23.......................       5,097
                                                         --------
                                                            8,575
                                                         --------
              BANKING AND FINANCE -- 12.1%
      4,370   Amsouth Bank of Alabama,
               6.450% 02/01/18.......................       4,667
      5,385   Dominion Capital Trust I,
               7.830% 12/01/27.......................       5,611
      4,025   Erac USA Finance Company,
               6.625% 02/15/05.......................       4,181
      3,500   FCB/NB Capital Trust I,
               8.050% 03/01/28.......................       3,596
      6,000   GS Escrow Corporation,
               7.125% 08/01/05**.....................       5,871
      3,925   Popular Inc., MTD,
               6.375% 09/15/03.......................       4,117
      3,480   Union Planters Trust,
               6.500% 03/15/18.......................       3,569
      5,560   Washington Mutual Inc.,
               8.206% 02/01/27.......................       6,038
      4,465   Western Financial Savings Bank,
               Sub. Deb.,
               8.500% 07/01/03.......................       4,503
      5,225   Wilmington Trust Corporation,
               6.625% 05/01/08.......................       5,533
                                                         --------
                                                           47,686
                                                         --------
              CONTAINERS -- 2.6%
      4,500   BWAY Corporation, Sr. Sub. Notes,
               10.250% 04/15/07 **...................       4,928
      4,870   Owens-Illinois, Inc.,
               7.150% 05/15/05.......................       4,959
                                                         --------
                                                            9,887
                                                         --------
              ENERGY -- 2.7%
      4,910   Barrett Resources Corporation, Sr.
               Notes,
               7.550% 02/01/07.......................       5,075
              Occidental Petroleum Corporation:
      2,450    Sr. Deb.,
               9.250% 08/01/19.......................       2,890
      2,000    Sr. Deb.,
               10.125% 09/15/09......................       2,557
                                                         --------
                                                           10,522
                                                         --------
              ENTERTAINMENT -- 1.6%
      5,035   Time Warner Entertainment,
               8.375% 07/15/33.......................       6,322
                                                         --------
              FINANCIAL SERVICES -- 6.9%
      4,045   Bear Stearns Company,
               6.625% 01/15/04.......................       4,168

 PRINCIPAL
  AMOUNT                                                  VALUE
   (000)                                                  (000)
-----------------------------------------------------------------
              FINANCIAL SERVICES  -- (CONTINUED)
$     4,500   Lehman Brothers Inc.,
               11.625% 05/15/05......................    $  5,473
      6,490   Morgan Stanley Finance PLC,
               Gtd. Sub. Deb.,
               8.030% 02/28/17.......................       7,432
      5,385   Paine Webber Group Inc., Sr. Notes,
               7.625% 10/15/08.......................       5,842
      3,735   Salomon Inc.,
               7.300% 05/15/02.......................       3,948
                                                         --------
                                                           26,863
                                                         --------
              GAS -- 1.5%
      5,555   Louis Dreyfus Natural Gas Corporation,
               Sr. Sub. Notes,
               9.250% 06/15/04.......................       5,916
                                                         --------
              HEALTH CARE -- 5.0%
      4,100   Genesis Health Ventures Inc.,
               Sr. Sub. Notes,
               9.250% 10/01/06.......................       3,957
      3,805   HEALTHSOUTH Corporation,
               6.875% 06/15/05**.....................       4,018
      6,490   Tenet Healthcare Corporation, Sr Notes,
               8.000% 01/15/05.......................       6,587
      4,795   Quorum Health Group, Inc.,
               Sr. Sub. Notes,
               8.750% 11/01/05.......................       4,915
                                                         --------
                                                           19,477
                                                         --------
              INDUSTRIAL -- 11.3%
      3,450   Alaris Medical Systems,
               9.750% 12/01/06.......................       3,208
      2,000   Auburn Hills Trust Certificates, Deb.,
               12.000% 05/01/20......................       3,343
      4,840   Beckman Instruments Inc.,
               7.050% 06/01/26.......................       5,017
      3,805   Blount Inc.,
               7.000% 06/15/05.......................       3,865
      3,700   Coltec Industries Inc.,
               7.500% 04/15/08**.....................       3,660
      6,625   Comdisco Inc.,
               6.130% 08/01/01.......................       6,759
      2,600   Fisher Scientific International, Sr.
               Notes,
               7.125% 12/15/05.......................       2,430
      3,850   Georgia-Pacific Corporation,
               9.500% 12/01/11.......................       4,890
      5,430   PDV America Inc., Gtd. Sr. Notes,
               7.875% 08/01/03.......................       5,302
      5,700   USA Waste Services Inc.,
               7.125% 12/15/17.......................       5,947
                                                         --------
                                                           44,421
                                                         --------
              INSURANCE -- 5.4%
      5,750   Conseco Finance TR II,
               8.700% 11/15/26.......................       5,985
      5,580   Jefferson-Pilot Capital Trust,
               8.140% 01/15/46**.....................       6,066

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Diversified Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                  VALUE
   (000)                                                  (000)
-----------------------------------------------------------------
              INSURANCE  -- (CONTINUED)
$     3,000   Leucadia National Corporation,
               Sr. Sub. Notes,
               8.250% 06/15/05.......................    $  3,322
      5,075   Zurich Capital Trust I,
               8.376% 06/01/37.......................       5,551
                                                         --------
                                                           20,924
                                                         --------
              MEDIA -- 2.6%
      4,735   Primedia Inc.,
               7.6250% 04/01/08 **...................       4,593
      5,145   Viacom Inc., Sr. Notes,
               7.750% 06/01/05.......................       5,556
                                                         --------
                                                           10,149
                                                         --------
              PUBLISHING -- 1.3%
      4,190   News America Holdings Inc., Gtd. Deb.,
               10.125% 10/15/12......................       4,931
                                                         --------
              TELECOMMUNICATIONS -- 4.2%
      5,820   GTE Corporation
               7.900% 02/01/27.......................       6,562
      2,000   Jones Intercable Inc., Sr. Notes,
               9.625% 03/15/02.......................       2,140
      2,750   Paramount Communication,
               7.500% 07/15/23.......................       2,713
      4,500   Rogers Cablesystems Limited, Deb.,
               10.000% 12/01/07......................       4,950
                                                         --------
                                                           16,365
                                                         --------
              TRANSPORTATION -- 1.3%
      3,950   Federal Express Corporation, Notes,
               9.650% 06/15/12.......................       4,931
                                                         --------
              UTILITIES -- 1.3%
      4,840   Niagara Mohawk Power,
               7.250% 10/01/02.......................       4,932
                                                         --------
              TOTAL CORPORATE BONDS AND NOTES (Cost
               $237,468).............................     241,901
                                                         --------
              MUNICIPAL BONDS -- 3.6%
      3,520   Massachusetts State Port Authority
               Revenue, Taxable-Ref-Series-C,
               6.350% 07/01/07.......................       3,715
      5,875   Nebraska Investment Finance Authority,
               Single Family Housing Revenue,
               Taxable-Series-B,
               6.550% 09/01/07.......................       6,165
      4,000   Virginia State Housing Development
               Authority Commonwealth Mortgage,
               Taxable-Series F, Subseries F1,
               6.550% 04/01/14++.....................       4,201
                                                         --------
              TOTAL MUNICIPAL BONDS (Cost $13,354)...      14,081
                                                         --------

 PRINCIPAL
  AMOUNT                                                  VALUE
   (000)                                                  (000)
-----------------------------------------------------------------
              FOREIGN NOTE -- 0.9% (Cost $3,242)
$     4,500   United Mexican States., Senior Notes,
               6.250% 12/31/19.......................    $  3,409
                                                         --------
              MORTGAGE-BACKED SECURITIES -- 18.7%
              FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
               CERTIFICATES -- 4.6%
              Gold:
      7,531   6.500% 10/01/12........................       7,700
      9,911   7.000% 07/01/11 -- 07/01/28 (2
              pools).................................      10,184
                                                         --------
                                                           17,884
                                                         --------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
               CERTIFICATES -- 8.8%
      8,172   6.500% 05/01/26 -- 05/01/27
              (3 pools)..............................       8,311
     18,343   7.000% 05/01/11 -- 05/01/28
              (5 pools)..............................      18,847
      6,296   8.000% 01/01/28........................       6,536
        647   9.000% 05/01/27........................         684
                                                         --------
                                                           34,378
                                                         --------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
               CERTIFICATES -- 5.3%
     10,519   7.500% 08/15/26 -- 09/15/28
              (2 Pools)..............................      10,904
      6,086   8.000% 07/15/24 -- 09/15/24
              (2 Pools)..............................       6,342
      3,026   9.000% 08/15/26........................       3,234
                                                         --------
                                                           20,480
                                                         --------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost
               $70,809)..............................      72,742
                                                         --------
             U.S. TREASURY OBLIGATIONS -- 13.4%
             U.S. TREASURY BONDS -- 11.9%
      9,000   6.375% 08/15/27........................      10,629
      8,125   9.125% 05/15/09........................       9,934
      5,720   10.625% 08/15/15.......................       9,344
      7,750   12.000% 08/15/13.......................      12,123
      2,650   12.500% 08/15/14.......................       4,361
                                                         --------
                                                           46,391
                                                         --------
             U.S. TREASURY STRIP -- 1.5%
     15,000   Principal only, 02/15/16...............       5,979
                                                         --------
             TOTAL U.S. TREASURY OBLIGATIONS (Cost
               $49,569)..............................      52,370
                                                         --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Diversified Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

                                                          VALUE
  SHARES                                                  (000)
-----------------------------------------------------------------
              INVESTMENT COMPANY -- 3.3% (Cost $13,015)
 13,015,489   Nations Cash Reserves(a)...............    $ 13,015
                                                         --------

              TOTAL INVESTMENTS (Cost
               $387,457*)....................  101.9%     397,518
                                                         --------
              OTHER ASSETS AND LIABILITIES
               (NET).........................  (1.9)%
              Cash...................................    $    150
              Interest and dividend receivable.......       6,278
              Receivable for Fund shares sold........       1,963
              Receivable for investment securities
               sold..................................         190
              Payable for investment securities
               purchased.............................        (103)
              Dividends payable......................     (12,477)
              Collateral on securities loaned........      (2,978)
              Investment advisory fee payable........        (159)
              Administration fee payable.............         (32)
              Shareholder servicing and distribution
               fees payable..........................        (299)
              Accrued Trustees'/Directors' fees and
               expenses..............................         (16)
              Accrued expenses and other
               liabilities...........................         (40)
                                                         --------
              TOTAL OTHER ASSETS AND LIABILITIES
               (NET).................................      (7,523)
                                                         --------
              NET ASSETS.....................  100.0%    $389,995
                                                          -------
                                                          -------
              PRIMARY A SHARES:
              Net asset value, offering and
               redemption price per share
               ($307,198,000/28,622,404 shares
               outstanding)..........................      $10.73
              PRIMARY B SHARES:
              Net asset value, offering and
               redemption price per share ($0/1
               shares outstanding)#..................      $10.73
              INVESTOR A SHARES:
              Net asset value, offering and
               redemption price per share
               ($13,154,000/1,225,596 shares
               outstanding)..........................      $10.73
              INVESTOR B SHARES:
              Net asset value, offering price per
               share***
               ($68,019,000/6,336,959 shares
               outstanding)..........................      $10.73
              INVESTOR C SHARES:
              Net asset value, offering and
               redemption price per share
               ($1,624,000/151,435 shares
               outstanding)..........................      $10.73

                                                          VALUE
                                                          (000)
-----------------------------------------------------------------
              AT SEPTEMBER 30, 1998, NET ASSETS CONSIST OF:
              Paid-in capital........................    $378,888
              Undistributed net investment
               income/(distributions in excess of net
               investment income)....................          30
              Accumulated net realized gain on
               investments sold......................       1,016
              Net unrealized appreciation of
               investments...........................      10,061
                                                         --------
              NET ASSETS.............................    $389,995
                                                          -------
                                                          -------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $11,964,000 and gross depreciation of $1,903,000 for federal income tax purposes. At September 30 1998, the aggregate cost of securities for federal income tax purposes was $387,457,000.

 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

*** Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

 #  Amount represents less than $500.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

 ++ Security purchased on when-issued basis.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Global Government Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                VALUE
    (000)                                                 (000)
----------------------------------------------------------------
                FOREIGN BONDS AND NOTES -- 90.4%
                AUSTRIA -- 8.0%
DEM      1,000  Government of Austria,
                 8.000% 06/17/02.......................  $   683
USD        500  KFW International Finance,
                 7.500% 04/21/05.......................      564
                                                         -------
                                                           1,247
                                                         -------
                BELGIUM -- 3.3%
USD        500  Kingdom of Belgium,
                 5.500% 11/05/03.......................      512
                                                         -------
                CANADA -- 3.0%
CAD        680  Government of Canada,
                 8.500% 03/01/00.......................      468
                                                         -------
                DENMARK -- 4.6%
DKK      4,500  Kingdom of Denmark,
                 6.000% 12/10/99.......................      720
                                                         -------
                FINLAND -- 2.9%
GBP        250  Republic of Finland,
                 8.000% 04/07/03.......................      457
                                                         -------
                FRANCE -- 2.3%
ECU        300  French Treasury Bill (BTAN 5 Year
                 Issue),
                 5.000% 03/16/99.......................      355
                                                         -------
                GERMANY -- 23.0%
                Federal Republic of Germany:
DEM      1,250   5.000% 05/21/01.......................      778
DEM      1,255   5.250% 01/04/08.......................      830
DEM      1,180   6.500% 07/15/03.......................      795
DEM        200   6.500% 07/04/27.......................      151
                Rheinische Hypobanf AG,
USD        950   6.875% 06/18/07.......................    1,038
                                                         -------
                                                           3,592
                                                         -------
                GREAT BRITAIN -- 6.0%
USD        250  BMW Capital PLC,
                 6.250% 08/14/00.......................      255
GBP        300  United Kingdom Treasury,
                 8.000% 09/27/13.......................      677
                                                         -------
                                                             932
                                                         -------
                ITALY -- 7.6%
ITL  1,900,000  Italian Government,
                 7.500% 10/01/99.......................    1,191
                                                         -------
                JAPAN -- 3.2%
USD        445  Japan Highway Public Corporation,
                 7.500% 04/28/05.......................      495
                                                         -------
                PORTUGAL -- 5.8%
DEM      1,400  Government of Portugal,
                 5.375% 06/23/08.......................      911
                                                         -------

  PRINCIPAL
    AMOUNT                                                VALUE
    (000)                                                 (000)
----------------------------------------------------------------
                SPAIN -- 9.5%
                Government of Spain:
ESP     70,000   7.800% 10/31/99.......................  $   514
ESP     25,000   12.250% 03/25/00......................      198
USD        750  Telefonica Europe, Series EMTN,
                 6.375% 01/08/03.......................      775
                                                         -------
                                                           1,487
                                                         -------
                SWEDEN -- 4.1%
SEK      4,000  Government of Sweden,
                 10.250% 05/05/03......................      632
                                                         -------
                SUPRANATIONAL -- 5.2%
JPY     70,000  World Bank,
                 4.500% 06/20/00.......................      550
JPY     35,000  International Bank Recon. &
                 Development,
                 0.00% 09/20/99........................      256
                                                         -------
                                                             806
                                                         -------
                UNITED STATES -- 1.9%
JPY     40,000  Federal National Mortgage Association
                 (FNMA) -- Global,
                 2.000% 12/20/99.......................      299
                                                         -------
                TOTAL FOREIGN BONDS AND NOTES (Cost
                 $13,472)..............................   14,104
                                                         -------

                TOTAL INVESTMENTS (Cost
                 $13,472*).....................   90.4%   14,104
                                                         -------
                OTHER ASSETS AND LIABILITIES
                 (NET).........................    9.6%
                Cash...................................  $ 1,149
                Interest and dividend receivable.......      457
                Receivable for Fund shares sold........    3,194
                Unamortized organization costs.........       61
                Other assets...........................        8
                Payable for Fund shares redeemed.......      (73)
                Payable for investment securities
                 purchased.............................   (3,185)
                Dividends payable......................      (39)
                Net unrealized depreciation of forward
                 foreign exchange contracts............       (4)
                Investment advisory fee payable........       (9)
                Administration fee payable.............       (1)
                Shareholder servicing and distribution
                 fees payable..........................       (7)
                Accrued Trustees'/Directors' fees and
                 expenses..............................      (18)
                Accrued expenses and other
                 liabilities...........................      (30)
                                                         -------
                TOTAL OTHER ASSETS AND LIABILITIES
                 (NET).................................    1,503
                                                         -------
                NET ASSETS.....................  100.0%  $15,607
                                                         =======
                PRIMARY A SHARES:
                Net asset value, offering and
                 redemption price per share
                 ($238,000/23,009 shares
                 outstanding)..........................   $10.36
                PRIMARY B SHARES:
                Net asset value, offering and
                 redemption price per share ($0/1
                 shares outstanding)#..................   $10.36

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Global Government Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

                                                          VALUE
                                                          (000)
----------------------------------------------------------------
                INVESTOR A SHARES:
                Net asset value, offering and
                 redemption price per share
                 ($15,288,000/1,475,079 shares
                 outstanding)..........................   $10.36
                INVESTOR B SHARES:
                Net asset value, offering price per
                 share** ($17,000/1,679 shares
                 outstanding)..........................   $10.36
                INVESTOR C SHARES:
                Net asset value, offering and
                 redemption price per share
                 ($64,000/6,184 shares outstanding)....   $10.36
                AT SEPTEMBER 30, 1998, NET ASSETS
                 CONSIST OF:
                Paid-in capital........................  $16,001
                Undistributed net investment
                 income/(distributions in excess of net
                 investment income)....................     (823)
                Accumulated net realized loss on
                 investments sold......................     (203)
                Net unrealized appreciation of
                 investments...........................      632
                                                         -------
                NET ASSETS.............................  $15,607
                                                         =======

---------------

   * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $792,000 and gross depreciation of $160,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $13,472,000.

  ** Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

   # Amount represents less than $500.

Comprehensive Abbreviation listing for all 9/30/98 Nations Government & Corporate Bond Funds.

ABBREVIATIONS:

ADR    American Depositary Receipt
FRN    Floating Rate Note
GOLD   Payments are on accelerated 45 day payment cycle instead
       of regular 75 day cycle.
MBIA   Municipal Bond Insurance Association
MTN    Medium Term Notes
REMIC  Real Estate Mortgage Investment Conduit
TBA    To Be Announced

                           ABBREVIATIONS OF CURRENCY
                             THAT ISSUE IS HELD IN:

CAD         Canadian Dollar
DEM         German Deutschmark
DKK         Danish Krona
ECU         European Currency Unit
ESP         Spanish Peseta
GBP         Great Britain Pound
ITL         Italian Lira
JPY         Japanese Yen
SEK         Swedish Krona
USD         United States Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                SHORT-
                                                              SHORT-TERM     INTERMEDIATE     GOVERNMENT
                                                                INCOME        GOVERNMENT      SECURITIES
                                                              ------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................   $13,067         $20,986         $ 5,093
Dividends...................................................       187             658             172
Securities lending..........................................         2             144              --
                                                               -------         -------         -------
    Total investment income.................................    13,256          21,788           5,265
                                                               -------         -------         -------
EXPENSES:
Investment advisory fee.....................................     1,288           2,136             499
Administration fee..........................................       215             356              82
Transfer agent fees.........................................        98             152              37
Custodian fees..............................................        23              45              15
Legal and audit fees........................................        25              33              18
Registration and filing fees................................        57              27              30
Trustees'/Directors' fees and expenses......................         5               9               1
Amortization of organization costs..........................        --              --              --
Interest expense............................................        --              --              --*
Other.......................................................        11              21               8
                                                               -------         -------         -------
    Subtotal................................................     1,722           2,779             690
Shareholder servicing and distribution fees:
  Primary B Shares..........................................        --               1              --
  Investor A Shares.........................................        22              62              24
  Investor B Shares.........................................        30              49             161
  Investor C Shares.........................................         6               6               2
Fees waived by investment advisor and distributor...........      (672)           (738)           (115)
                                                               -------         -------         -------
    Total expenses..........................................     1,108           2,159             762
Fees reduced by credits allowed by the custodian............        (4)            (20)             (5)
                                                               -------         -------         -------
    Net expenses............................................     1,104           2,139             757
                                                               -------         -------         -------
NET INVESTMENT INCOME.......................................    12,152          19,649           4,508
                                                               -------         -------         -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Securities................................................       146           4,516           3,951
  Forward foreign exchange contracts........................        --              --              --
  Foreign currencies and other net asset....................        --              --              --
                                                               -------         -------         -------
Net realized gain/(loss) on investments.....................       146           4,516           3,951
                                                               -------         -------         -------
Net change in unrealized appreciation/(depreciation) of:
  Securities (Note 11)......................................     5,260          10,084           3,011
  Forward foreign exchange contracts, foreign currencies and
    other net assets........................................        --              --              --
                                                               -------         -------         -------
Net change in unrealized appreciation of investments........     5,260          10,084           3,011
                                                               -------         -------         -------
Net realized and unrealized gain on investments.............     5,406          14,600           6,962
                                                               -------         -------         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $17,558         $34,249         $11,470
                                                               =======         =======         =======

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS (CONTINUED)

    STRATEGIC                                                 GLOBAL
      FIXED         U.S. GOVERNMENT       DIVERSIFIED       GOVERNMENT
     INCOME              BOND               INCOME            INCOME
    ------------------------------------------------------------------
    $ 60,267            $ 6,335             $12,667           $  446
       1,605                116                 196               --
          82                 24                  25               --
    --------            -------             -------           ------
      61,954              6,475              12,888              446
    --------            -------             -------           ------
       5,671                453               1,112               62
         945                113                 185                9
         374                 60                  86               13
          70                 13                  23                6
          61                 21                  24               18
         112                 28                  41               29
          22                  2                   4                5
          --                  1                  --               17
           4                 --                  --                1
          41                 14                  11                3
    --------            -------             -------           ------
       7,300                705               1,486              163
          --                 --                  --               --
          39                  3                  16               18
          15                 11                 333                1
           6                  7                   9               --
        (961)               (31)               (238)              --*
    --------            -------             -------           ------
       6,399                695               1,606              182
          --                 --                  (7)              --
    --------            -------             -------           ------
       6,399                695               1,599              182
    --------            -------             -------           ------
      55,555              5,780              11,289              264
    --------            -------             -------           ------
       6,300              1,812               1,298              723
          --                 --                  --               46
          --                 --                  --             (960)
    --------            -------             -------           ------
       6,300              1,812               1,298             (191)
    --------            -------             -------           ------
      38,626              6,844               6,591            1,477
          --                 --                  --                4
    --------            -------             -------           ------
      38,626              6,844               6,591            1,481
    --------            -------             -------           ------
      44,926              8,656               7,889            1,290
    --------            -------             -------           ------
    $100,481            $14,436             $19,178           $1,554
    ========            =======             =======           ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS

                                                               SHORT-TERM INCOME               SHORT-INTERMEDIATE GOVERNMENT
                                                        --------------------------------      --------------------------------
                                                        SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                            09/30/98          YEAR ENDED          09/30/98          YEAR ENDED
                                                          (UNAUDITED)          03/31/98         (UNAUDITED)          03/31/98
                                                        ----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income.................................      $ 12,152           $ 19,243           $ 19,649           $ 37,218
Net realized gain on investments......................           146                720              4,516             11,733
Net change in unrealized appreciation/(depreciation)
  of investments......................................         5,260              1,879             10,084              7,139
                                                            --------           --------           --------           --------
Net increase in net assets resulting from
  operations..........................................        17,558             21,842             34,249             56,090
Distributions to shareholders from net investment
  income:
  Primary A Shares....................................       (11,484)           (18,262)           (18,063)           (33,404)
  Primary B Shares....................................            --*               (25)                (7)              (633)
  Investor A Shares...................................          (477)              (499)            (1,318)            (2,413)
  Investor B Shares...................................          (157)              (270)              (231)              (427)
  Investor C Shares...................................           (33)              (186)               (31)              (341)
Distributions to shareholders from net realized gain
  on investments:
  Primary A Shares....................................            --                 --                 --                 --
  Primary B Shares....................................            --                 --                 --                 --
  Investor A Shares...................................            --                 --                 --                 --
  Investor B Shares...................................            --                 --                 --                 --
  Investor C Shares...................................            --                 --                 --                 --
Net increase/(decrease) in net assets from Fund share
  transactions........................................        92,550            152,468            (37,488)           256,635
                                                            --------           --------           --------           --------
Net increase/(decrease) in net assets.................        97,957            155,068            (22,889)           275,507
NET ASSETS:
Beginning of period...................................       353,243            198,175            725,194            449,687
                                                            --------           --------           --------           --------
End of period.........................................      $451,200           $353,243           $702,305           $725,194
                                                            ========           ========           ========           ========
Undistributed net investment income/(distributions in
  excess of net investment income) at end of period...      $      7           $      6           $     33           $     33
                                                            ========           ========           ========           ========

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

         GOVERNMENT SECURITIES                 STRATEGIC FIXED INCOME
    --------------------------------      --------------------------------
    SIX MONTHS ENDED                      SIX MONTHS ENDED
        09/30/98          YEAR ENDED          09/30/98          YEAR ENDED
      (UNAUDITED)          03/31/98         (UNAUDITED)          03/31/98
--------------------------------------------------------------------------
        $  4,508           $  6,517          $   55,555         $   89,290
           3,951              5,090               6,300             35,164
           3,011              1,541              38,626             22,748
        --------           --------          ----------         ----------
          11,470             13,148             100,481            147,202
          (3,180)            (4,158)            (54,573)           (87,058)
              --*               (31)                 --*              (963)
            (539)              (547)               (875)              (849)
            (758)            (1,711)                (77)              (121)
             (31)               (70)                (30)               (53)
              --                 --              (4,506)                --
              --                 --                  --*                --
              --                 --                 (71)                --
              --                 --                  (7)                --
              --                 --                  (2)                --
          50,413              6,945             128,414            667,457
        --------           --------          ----------         ----------
          57,375             13,576             168,754            725,615
         117,432            103,855           1,711,650            986,035
        --------           --------          ----------         ----------
        $174,807           $117,431          $1,880,404         $1,711,650
        ========           ========          ==========         ==========
        $   (340)          $   (340)         $      245         $      245
        ========           ========          ==========         ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                            U.S. GOVERNMENT BOND
                                                              ------------------------------------------------
                                                              SIX MONTHS ENDED
                                                                  9/30/98         PERIOD ENDED    PERIOD ENDED
                                                                (UNAUDITED)         3/31/98       5/16/97 (a)
                                                              ------------------------------------------------
Net investment income.......................................     $   5,780          $  7,602        $  5,972
Net realized gain/(loss) on investments.....................         1,812             6,491             923
Change in unrealized appreciation/(depreciation) of
  investments...............................................         6,844            (2,480)          1,509
                                                                 ---------          --------        --------
Net increase in net assets resulting from operations........        14,436            11,613           8,404
Distributions to shareholders from net investment income:
  Primary A Shares..........................................        (5,656)           (7,479)         (5,885)
  Primary B Shares..........................................            --                --              --
  Investor A Shares.........................................           (51)              (57)            (36)
  Investor B Shares.........................................           (46)              (31)            (51)
  Investor C Shares.........................................           (30)              (36)             --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................        (5,118)           (1,853)         (7,085)
  Primary B Shares..........................................            --                --              --
  Investor A Shares.........................................           (38)              (16)            (55)
  Investor B Shares.........................................           (20)               --             (77)
  Investor C Shares.........................................           (26)              (18)             --
Distributions to shareholders in excess of net realized gain on investments:
  Primary A Shares..........................................            --                --              --
  Primary B Shares..........................................            --                --              --
  Investor A Shares.........................................            --                --              --
  Investor B Shares.........................................            --                --              --
  Investor C Shares.........................................            --                --              --
Net increase/(decrease) in net assets from Fund share
  transactions:.............................................      (142,496)          115,224           8,195
                                                                 ---------          --------        --------
Net increase/(decrease) in net assets.......................      (139,045)          117,346           3,410
NET ASSETS:
Beginning of period.........................................       267,691          $150,345         146,935
                                                                 ---------          --------        --------
End of period...............................................     $ 128,646          $267,691        $150,345
                                                                 =========          ========        ========
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................     $      24          $     27        $     22
                                                                 =========          ========        ========

---------------

(a) Represents financial information for the Pilot U.S. Government Securities Fund, which was reorganized into U.S. Government Bond on May 23, 1997.

  * Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

           DIVERSIFIED INCOME                 GLOBAL GOVERNMENT INCOME
    --------------------------------      --------------------------------
    SIX MONTHS ENDED                      SIX MONTHS ENDED
        9/30/98           YEAR ENDED          9/30/98           YEAR ENDED
      (UNAUDITED)          3/31/98          (UNAUDITED)          3/31/98
    ----------------------------------------------------------------------
        $ 11,289           $ 17,450           $   264            $ 1,595
           1,298              4,926              (191)              (750)
           6,591              6,008             1,481                636
        --------           --------           -------            -------
          19,178             28,384             1,554              1,481
          (9,081)           (12,929)             (212)              (815)
              --*                (9)               --*                --
            (372)              (696)              (63)              (430)
          (1,789)            (3,659)               (1)                (4)
             (56)              (157)               (2)                --
            (929)                --               (28)               (79)
              --*                --                --*                --
             (42)                --               (30)               (43)
            (225)                --                --*                (1)
              (7)                --                --*                --
              --                 --                --               (220)
              --                 --                --                 --
              --                 --                --               (126)
              --                 --                --                 (1)
              --                 --                --                 --
          40,194             94,444           (14,409)           (14,406)
        --------           --------           -------            -------
          46,871            105,378           (13,191)           (14,644)
         343,124            237,746            28,798             43,442
        --------           --------           -------            -------
        $389,995           $343,124           $15,607            $28,798
        ========           ========           =======            =======
        $     30           $     38           $  (823)           $  (809)
        ========           ========           =======            =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                           SHORT-TERM INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1998         YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1998
                                                              --------------------    -------------------
                                                              SHARES      DOLLARS     SHARES     DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,425      $ 43,350      6,441    $ 62,959
  Issued in exchange for assets of:
    Common Trust Short Term Income (Note 11)................      --            --     28,299     275,916
    Emerald Short Term Income Fund (Note 11)................   9,960        97,328
  Issued as reinvestment of dividends.......................     121         1,184        381       3,717
  Redeemed..................................................  (5,441)      (53,321)   (19,897)   (194,447)
                                                              ------      --------    -------    --------
  Net increase..............................................   9,065      $ 88,541     15,224    $148,145
                                                              ======      ========    =======    ========
PRIMARY B SHARES:
  Sold......................................................      --      $     --          9    $     86
  Issued as reinvestment of dividends.......................      --            --          1          13
  Redeemed..................................................      --            --       (108)     (1,060)
                                                              ------      --------    -------    --------
  Net (decrease)............................................      --      $     --        (98)   $   (961)
                                                              ======      ========    =======    ========
INVESTOR A SHARES:
  Sold......................................................     569      $  5,593      1,373    $ 13,399
  Issued in exchange for assets of Emerald Short Term Income
    Fund (Note 11)..........................................     394         3,850
  Issued as reinvestment of dividends.......................      40           397         47         463
  Redeemed..................................................    (524)       (5,154)      (657)     (6,431)
                                                              ------      --------    -------    --------
  Net increase..............................................     479      $  4,686        763    $  7,431
                                                              ======      ========    =======    ========
INVESTOR B SHARES:
  Sold......................................................     294      $  2,882        118    $  1,154
  Issued as reinvestment of dividends.......................      14           135         24         231
  Redeemed..................................................    (158)       (1,549)      (243)     (2,426)
                                                              ------      --------    -------    --------
  Net increase/(decrease)...................................     150      $  1,468       (101)   $ (1,041)
                                                              ======      ========    =======    ========
INVESTOR C SHARES:
  Sold......................................................      --      $     --        132    $  1,284
  Issued as reinvestment of dividends.......................       2            19         12         118
  Redeemed..................................................    (221)       (2,164)      (258)     (2,508)
                                                              ------      --------    -------    --------
  Net (decrease)............................................    (219)     $ (2,145)      (114)   $ (1,106)
                                                              ======      ========    =======    ========
  Total net increase........................................   9,475      $ 92,550     15,674    $152,468
                                                              ======      ========    =======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                      SHORT-INTERMEDIATE GOVERNMENT
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1998           YEAR ENDED
                                                                   (UNAUDITED)            MARCH 31, 1998
                                                              ---------------------    --------------------
                                                              SHARES       DOLLARS     SHARES      DOLLARS
                                                              ---------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   13,653      $ 56,482     27,055    $ 111,321
  Issued in exchange for:
    Pilot Shares of Pilot Intermediate U.S. Government
      Securities Fund (Note 11).............................       --            --     57,273      230,815
    Assets of Common Trust Short Intermediate U.S.
      Government Fund (Note 11).............................       --            --     67,261      275,769
  Issued in exchange for assets of Common Trust ASB 2 Year
    Government Fund (Note 11)...............................    1,373         5,670         --           --
  Issued as reinvestment of dividends.......................      149           578      1,029        4,167
  Redeemed..................................................  (23,812)      (98,427)   (84,345)    (345,875)
                                                              -------      --------    -------    ---------
  Net increase/(decrease)...................................   (8,637)     $(35,697)    68,273    $ 276,197
                                                              =======      ========    =======    =========
PRIMARY B SHARES:
  Sold......................................................       --            --        841    $   3,495
  Issued as reinvestment of dividends.......................        2      $      7        121          499
  Redeemed..................................................       --            --     (5,154)     (21,231)
                                                              -------      --------    -------    ---------
  Net increase/(decrease)...................................        2      $      7     (4,192)   $ (17,237)
                                                              =======      ========    =======    =========
INVESTOR A SHARES:
  Sold......................................................    1,076      $  4,452      3,995    $  16,125
  Issued in exchange for:
    Class A Shares of Pilot Intermediate U.S. Government
      Securities Fund (Note 11).............................       --            --        343        1,382
  Issued as reinvestment of dividends.......................      229           949        402        1,664
  Redeemed..................................................   (1,511)       (6,254)    (3,360)     (13,463)
                                                              -------      --------    -------    ---------
  Net increase/(decrease)...................................     (206)     $   (853)     1,380    $   5,708
                                                              =======      ========    =======    =========
INVESTOR B SHARES:
  Sold......................................................      227      $    939        141    $     569
  Issued as reinvestment of dividends.......................       34           141         71          289
  Redeemed..................................................     (290)       (1,203)      (530)      (2,150)
                                                              -------      --------    -------    ---------
  Net (decrease)............................................      (29)     $   (123)      (318)   $  (1,292)
                                                              =======      ========    =======    =========
INVESTOR C SHARES:
  Sold......................................................       47      $    194         22    $      91
  Issued as reinvestment of dividends.......................        6            25         46          187
  Redeemed..................................................     (252)       (1,041)    (1,716)      (7,018)
                                                              -------      --------    -------    ---------
  Net (decrease)............................................     (199)     $   (822)    (1,648)   $  (6,740)
                                                              =======      ========    =======    =========
  Total net increase/(decrease).............................   (9,069)     $(37,488)    63,495    $ 256,636
                                                              =======      ========    =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                        GOVERNMENT SECURITIES
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1998         YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1998
                                                              --------------------    ------------------
                                                              SHARES      DOLLARS     SHARES    DOLLARS
                                                              ------------------------------------------
PRIMARY A SHARES:
  Sold......................................................  1,066       $ 10,689    1,578     $ 15,624
  Issued in exchange for:
    Assets of Emerald U.S. Government Securities Fund (Note
      11)...................................................  4,567         45,329       --           --
    Assets of Common Trust ASB Government Fund (Note 11)....    598          5,957       --           --
  Issued in exchange for assets of Common Trust Mortgage
    Backed Securities Fund (Note 11)........................     --             --    4,714       45,209
  Issued as reinvestment of dividends.......................     20            197       22          214
  Redeemed..................................................  (2,276)      (22,824)   (4,265)    (41,843)
                                                              ------      --------    ------    --------
  Net increase..............................................  3,975       $ 39,348    2,049     $ 19,204
                                                              ======      ========    ======    ========
PRIMARY B SHARES:
  Sold......................................................     --             --       11     $    104
  Issued as reinvestment of dividends.......................     --             --        1            5
  Redeemed..................................................     --             --      (92)        (902)
                                                              ------      --------    ------    --------
  Net (decrease)............................................     --             --      (80)    $   (793)
                                                              ======      ========    ======    ========
INVESTOR A SHARES:
  Sold......................................................    207       $  2,081      225     $  2,193
  Issued in exchange for:
    Assets of Emerald U.S. Government Securities Fund (Note
      11)...................................................  1,879         18,654       --           --
  Issued as reinvestment of dividends.......................     29            293       31          306
  Redeemed..................................................   (807)        (8,087)    (446)      (4,439)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................  1,308       $ 12,941     (190)    $ (1,940)
                                                              ======      ========    ======    ========
INVESTOR B SHARES:
  Sold......................................................    128       $  1,287       65     $    646
  Issued as reinvestment of dividends.......................     47            480      104        1,005
  Redeemed..................................................   (313)        (3,133)   (1,033)     (9,993)
                                                              ------      --------    ------    --------
  Net (decrease)............................................   (138)      $ (1,366)    (864)    $ (8,342)
                                                              ======      ========    ======    ========
INVESTOR C SHARES:
  Sold......................................................     --             --        1     $      4
  Issued as reinvestment of dividends.......................      1       $      9        4           42
  Redeemed..................................................    (51)          (519)    (126)      (1,230)
                                                              ------      --------    ------    --------
  Net (decrease)............................................    (50)      $   (510)    (121)    $ (1,184)
                                                              ======      ========    ======    ========
  Total net increase........................................  5,095       $ 50,413      794     $  6,945
                                                              ======      ========    ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                          STRATEGIC FIXED INCOME
                                                                 SIX MONTHS ENDED
                                                                SEPTEMBER 30, 1998           YEAR ENDED
                                                                   (UNAUDITED)             MARCH 31, 1998
                                                              ----------------------    --------------------
                                                              SHARES        DOLLARS     SHARES      DOLLARS
                                                              ----------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   27,632      $ 278,149     47,819    $ 478,101
  Issued in exchange for:
    Assets of Emerald Managed Bond Fund (Note 11)...........    7,464         74,663         --           --
    Pilot Shares of Pilot Diversified Bond Fund (Note 11)...       --             --      9,935       96,657
    Assets of Common Trust Strategic Fixed Income Fund (Note
      11)...................................................       --             --     99,909      987,102
    Assets of Common Trust Fixed Income Fund for Personal
      Trusts (Note 11)......................................       --             --      2,475       24,459
    Assets of Common Trust ASB Bond Fund (Note 11)..........    6,909         69,407
    Assets of Common Trust ASB Intermediate Bond Fund (Note
      11)...................................................    7,156         71,850
  Issued as reinvestment of dividends.......................      837          8,437      2,279       22,603
  Redeemed..................................................  (38,201)      (384,828)   (93,155)    (930,753)
                                                              -------      ---------    -------    ---------
  Net increase..............................................   11,797      $ 117,678     69,262    $ 678,169
                                                              =======      =========    =======    =========
PRIMARY B SHARES:
  Sold......................................................       --      $      --        319    $   3,147
  Issued as reinvestment of dividends.......................       --             --         63          622
  Redeemed..................................................       --             --     (3,420)     (34,139)
                                                              -------      ---------    -------    ---------
  Net (decrease)............................................       --      $      --     (3,038)   $ (30,370)
                                                              =======      =========    =======    =========
INVESTOR A SHARES:
  Sold......................................................    1,184      $  11,637      2,649    $  26,507
  Issued in exchange for:
    Class A Shares of Pilot Diversified Bond Fund (Note
      11)...................................................       --             --         18          179
    Assets of Emerald Managed Bond Fund (Note 11)...........      258          2,853
  Issued as reinvestment of dividends.......................       73            738         63          628
  Redeemed..................................................     (548)        (5,473)      (792)      (7,946)
                                                              -------      ---------    -------    ---------
  Net increase..............................................      967      $   9,755      1,938    $  19,368
                                                              =======      =========    =======    =========
INVESTOR B SHARES:
  Sold......................................................       98      $     980         77    $     771
  Issued in exchange for:
    Class B Shares of Pilot Diversified Bond Fund (Note
      11)...................................................       --             --         35          344
  Issued as reinvestment of dividends.......................        6             64         10          101
  Redeemed..................................................      (30)          (334)       (76)        (755)
                                                              -------      ---------    -------    ---------
  Net increase..............................................       74      $     710         46    $     461
                                                              =======      =========    =======    =========
INVESTOR C SHARES:
  Sold......................................................       67      $     671        145    $   1,446
  Issued as reinvestment of dividends.......................        2             22          5           50
  Redeemed..................................................      (42)          (422)      (167)      (1,667)
                                                              -------      ---------    -------    ---------
  Net increase/(decrease)...................................       27      $     271        (17)   $    (171)
                                                              =======      =========    =======    =========
  Total net increase........................................   12,865      $ 128,414     68,191    $ 667,457
                                                              =======      =========    =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                U.S. GOVERNMENT BOND
                                                            SIX MONTHS ENDED
                                                           SEPTEMBER 30, 1998         PERIOD ENDED           PERIOD ENDED
                                                              (UNAUDITED)           MARCH 31, 1998(a)      MAY 16, 1997(b)
                                                         ----------------------    -------------------    ------------------
                                                         SHARES        DOLLARS     SHARES     DOLLARS     SHARES    DOLLARS
                                                         -------------------------------------------------------------------
PRIMARY A SHARES:
  Sold.................................................      892      $   9,178    13,487     $139,974    2,306     $ 23,888
  Issued in exchange for:
    Primary A Shares of Peachtree Bond Fund (Note
      11)..............................................       --             --       --            --       --           --
    Pilot Shares of Pilot Diversified Bond Fund (Note
      11)..............................................       --             --       --            --       --           --
    Assets of Common Trust Strategic Fixed Income Fund
      (Note 11)........................................       --             --       --            --       --           --
    Assets of Common Trust Fixed Income Fund for
      Personal Trusts (Note 11)........................       --             --       --            --       --           --
  Issued as reinvestment of dividends..................      240          2,490      102         1,062       42          436
  Redeemed.............................................  (15,149)      (156,793)   (2,714)     (27,813)   (1,599)    (16,630)
                                                         -------      ---------    ------     --------    ------    --------
  Net increase/(decrease)..............................  (14,017)     $(145,125)   10,875     $113,223      749     $  7,694
                                                         =======      =========    ======     ========    ======    ========
PRIMARY B SHARES:
  Sold.................................................       --      $      --       --      $     --       --     $     --
  Issued as reinvestment of dividends..................       --             --       --            --       --           --
  Redeemed.............................................       --             --       --            --       --           --
                                                         -------      ---------    ------     --------    ------    --------
  Net increase/(decrease)..............................       --      $      --       --      $     --       --     $     --
                                                         =======      =========    ======     ========    ======    ========
INVESTOR A SHARES:
  Sold.................................................       49      $     510      168      $  1,746       52     $    568
  Issued in exchange for:
    Class A Shares of Pilot Diversified Bond Fund (Note
      11)..............................................       --             --       --            --       --           --
  Issued as reinvestment of dividends..................        3             34        5            46        9           90
  Redeemed.............................................      (18)          (193)     (59)         (612)     (49)        (501)
                                                         -------      ---------    ------     --------    ------    --------
  Net increase.........................................       34      $     351      114      $  1,180       12     $    157
                                                         =======      =========    ======     ========    ======    ========
INVESTOR B SHARES:
  Sold.................................................      242      $   2,495       98      $  1,029       38     $    400
  Issued in exchange for:
    Class B Shares of Pilot Diversified Bond Fund (Note
      11)..............................................       --             --       --            --       --           --
  Issued as reinvestment of dividends..................        4             45        2            20       10          108
  Redeemed.............................................      (24)          (251)    (153)       (1,564)     (16)        (164)
                                                         -------      ---------    ------     --------    ------    --------
  Net increase/(decrease)..............................      222      $   2,289      (53)     $   (515)      32     $    344
                                                         =======      =========    ======     ========    ======    ========
INVESTOR C SHARES:
  Sold.................................................        2      $      21      146      $  1,516       --     $     --
  Issued as reinvestment of dividends..................        2             20        2            25       --           --
  Redeemed.............................................       (5)           (52)     (20)         (205)      --           --
                                                         -------      ---------    ------     --------    ------    --------
  Net increase/(decrease)..............................       (1)     $     (11)     128      $  1,336       --     $     --
                                                         =======      =========    ======     ========    ======    ========
  Total net increase/(decrease)........................  (13,762)     $(142,496)   11,064     $115,224      793     $  8,195
                                                         =======      =========    ======     ========    ======    ========

---------------

(a) U.S. Government Bond Investor C Shares commenced operations on September 19, 1997.
(b) Represents financial information for the Pilot U.S. Government Securities Fund which was reorganized into U.S. Government Bond on May 23, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                          DIVERSIFIED INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1998         YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1998
                                                              --------------------    ------------------
                                                              SHARES      DOLLARS     SHARES    DOLLARS
                                                              ------------------------------------------
PRIMARY A SHARES:
  Sold......................................................  4,996       $ 52,871    12,275    $128,837
  Issued as reinvestment of dividends.......................    513          5,440      881        9,155
  Redeemed..................................................  (1,906)      (20,205)   (3,173)    (33,726)
                                                              ------      --------    ------    --------
  Net increase..............................................  3,603       $ 38,106    9,983     $104,266
                                                              ======      ========    ======    ========
PRIMARY B SHARES:
  Sold......................................................     --       $     --       23     $    233
  Issued as reinvestment of dividends.......................     --             --        1            8
  Redeemed..................................................     --             --      (28)        (291)
                                                              ------      --------    ------    --------
  Net (decrease)............................................     --       $     --       (4)    $    (50)
                                                              ======      ========    ======    ========
INVESTOR A SHARES:
  Sold......................................................    249       $  2,629      302     $  3,115
  Issued as reinvestment of dividends.......................     20            215       43          452
  Redeemed..................................................   (175)        (1,851)    (366)      (3,776)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................     94       $    993      (21)    $   (209)
                                                              ======      ========    ======    ========
INVESTOR B SHARES:
  Sold......................................................    766       $  8,109      521     $  5,490
  Issued as reinvestment of dividends.......................    105          1,117      211        2,204
  Redeemed..................................................   (721)        (7,631)   (1,529)    (15,884)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................    150       $  1,595     (797)    $ (8,190)
                                                              ======      ========    ======    ========
INVESTOR C SHARES:
  Sold......................................................     40       $    435       57     $    603
  Issued as reinvestment of dividends.......................      3             34       10          104
  Redeemed..................................................    (90)          (969)    (199)      (2,080)
                                                              ------      --------    ------    --------
  Net (decrease)............................................    (47)      $   (500)    (132)    $ (1,373)
                                                              ======      ========    ======    ========
  Total net increase........................................  3,800       $ 40,194    9,029     $ 94,444
                                                              ======      ========    ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                       GLOBAL GOVERNMENT INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1998          YEAR ENDED
                                                                   (UNAUDITED)           MARCH 31, 1998
                                                              ---------------------    ------------------
                                                              SHARES       DOLLARS     SHARES    DOLLARS
                                                              -------------------------------------------
PRIMARY A SHARES:
  Sold......................................................      13      $     125        53    $    524
  Issued as reinvestment of dividends.......................       2             23        97         951
  Redeemed..................................................  (1,455)       (14,344)   (1,560)    (15,295)
                                                              ------      ---------    ------    --------
  Net (decrease)............................................  (1,440)     $ (14,196)   (1,410)   $(13,820)
                                                              ======      =========    ======    ========
PRIMARY B SHARES:
  Sold......................................................      --      $      --        --    $     --
  Issued as reinvestment of dividends.......................      --             --        --          --
  Redeemed..................................................      --             --        (1)         (5)
                                                              ------      ---------    ------    --------
  Net (decrease)............................................      --      $      --        (1)   $     (5)
                                                              ======      =========    ======    ========
INVESTOR A SHARES:
  Sold......................................................     133      $   1,301        17    $    169
  Issued as reinvestment of dividends.......................      --              1         2          20
  Redeemed..................................................    (144)        (1,412)      (75)       (741)
                                                              ------      ---------    ------    --------
  Net (decrease)............................................     (11)     $    (110)      (56)   $   (552)
                                                              ======      =========    ======    ========
INVESTOR B SHARES:
  Sold......................................................       3      $      27        --    $     --
  Issued as reinvestment of dividends.......................      --              1         1           5
  Redeemed..................................................     (18)          (182)       (4)        (34)
                                                              ------      ---------    ------    --------
  Net (decrease)............................................     (15)     $    (154)       (3)   $    (29)
                                                              ======      =========    ======    ========
INVESTOR C SHARES:
  Sold......................................................       5      $      50        --    $     --
  Issued as reinvestment of dividends.......................      --              1        --          --
  Redeemed..................................................      --             --        --          --
                                                              ------      ---------    ------    --------
  Net increase..............................................       5      $      51        --    $     --
                                                              ======      =========    ======    ========
  Total net decrease........................................  (1,461)     $ (14,409)   (1,470)   $(14,406)
                                                              ======      =========    ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                            NET                                     NET INCREASE/                 DISTRIBUTIONS
                                           ASSET                   NET REALIZED      (DECREASE)      DIVIDENDS      IN EXCESS
                                           VALUE        NET       AND UNREALIZED       IN NET         FROM NET       OF NET
                                         BEGINNING   INVESTMENT   GAIN/(LOSS) ON     ASSET VALUE     INVESTMENT    INVESTMENT
                                         OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME        INCOME
                                         --------------------------------------------------------------------------------------
SHORT-TERM INCOME:
PRIMARY A SHARES:
Six months ended 09/30/98 (unaudited)..   $ 9.77       $ 0.28         $ 0.12           $ 0.40          $(0.28)         --
Year ended 03/31/1998..................     9.68         0.56           0.09             0.65           (0.56)         --
Year ended 03/31/1997#.................     9.76         0.58          (0.08)            0.50           (0.58)         --
Period ended 03/31/1996(a)#............     9.84         0.20          (0.08)            0.12           (0.20)         --
Year ended 11/30/1995#.................     9.48         0.61           0.36             0.97           (0.61)         --
Year ended 11/30/1994#.................    10.01         0.50          (0.51)           (0.01)          (0.48)       $(0.02)
Year ended 11/30/1993..................     9.75         0.53           0.26             0.79           (0.53)         --
PRIMARY B SHARES:
Six months ended 09/30/98 (unaudited)..   $ 9.77       $ 0.28         $ 0.12           $ 0.40          $(0.28)         --
Year ended 03/31/1998..................     9.68         0.53           0.09             0.62           (0.53)         --
Period ended 03/31/1997*#..............     9.71         0.41          (0.03)            0.38           (0.41)         --
INVESTOR A SHARES:
Six months ended 09/30/98 (unaudited)..   $ 9.77       $ 0.27         $ 0.12           $ 0.39          $(0.27)         --
Year ended 03/31/1998..................     9.68         0.54           0.09             0.63           (0.54)         --
Year ended 03/31/1997#.................     9.76         0.56          (0.08)            0.48           (0.56)         --
Period ended 03/31/1996(a)#............     9.84         0.19          (0.08)            0.11           (0.19)         --
Year ended 11/30/1995#.................     9.48         0.59           0.36             0.95           (0.59)         --
Year ended 11/30/1994#.................    10.01         0.48          (0.51)           (0.03)          (0.46)       $(0.02)
Year ended 11/30/1993..................     9.75         0.51           0.26             0.77           (0.51)         --
INVESTOR B SHARES:
Six months ended 09/30/98 (unaudited)..   $ 9.77       $ 0.26         $ 0.12           $ 0.38          $(0.26)         --
Year ended 03/31/1998..................     9.68         0.53           0.09             0.62           (0.53)         --
Year ended 03/31/1997#.................     9.76         0.55          (0.08)            0.47           (0.55)         --
Period ended 03/31/1996(a)#............     9.84         0.19          (0.08)            0.11           (0.19)         --
Year ended 11/30/1995#.................     9.48         0.57           0.36             0.93           (0.57)         --
Year ended 11/30/1994#.................    10.01         0.47          (0.51)           (0.04)          (0.45)       $(0.02)
Period ended 11/30/1993*...............     9.94         0.22           0.07             0.29           (0.22)         --
INVESTOR C SHARES:
Six months ended 09/30/98 (unaudited)..   $ 9.77       $ 0.26         $ 0.12           $ 0.38          $(0.26)         --
Year ended 03/31/1998..................     9.68         0.53           0.09             0.62           (0.53)         --
Year ended 03/31/1997#.................     9.76         0.55          (0.08)            0.47           (0.55)         --
Period ended 03/31/1996(a)#............     9.84         0.19          (0.08)            0.11           (0.19)         --
Year ended 11/30/1995#.................     9.48         0.57           0.36             0.93           (0.57)         --
Year ended 11/30/1994#.................    10.01         0.46          (0.51)           (0.05)          (0.44)       $(0.02)
Year ended 11/30/1993..................     9.75         0.48           0.26             0.74           (0.48)         --

---------------

  * Short-Term Income Primary B, and Investor B Shares commenced operations on June 28, 1996 and June 7, 1993, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                             WITHOUT WAIVERS AND/OR
                                                                                                             EXPENSE REIMBURSEMENTS
                                                                                                             ----------------------
                                                                     RATIO OF        RATIO OF                       RATIO OF
                    TOTAL       NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
DISTRIBUTIONS     DIVIDENDS       VALUE                  END OF      EXPENSES         INCOME       PORTFOLIO      EXPENSES TO
    FROM             AND         END OF      TOTAL       PERIOD     TO AVERAGE      TO AVERAGE     TURNOVER         AVERAGE
   CAPITAL      DISTRIBUTIONS    PERIOD     RETURN++   (IN 000'S)   NET ASSETS      NET ASSETS       RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
       --          $(0.28)       $ 9.89       4.14%     $425,605       0.50%(c)        5.67%           26%            0.80%(c)
       --           (0.56)         9.77       6.89       331,961       0.56(b)(c)      5.75            66          0.86(c)
       --           (0.58)         9.68       5.25       181,455       0.55(b)         5.97           172             0.85
       --           (0.20)         9.76       1.19       179,957       0.55+           6.07+           73             0.88+
       --           (0.61)         9.84      10.48       169,291       0.56            6.32           224             0.86
   $(0.02)          (0.52)         9.48      (0.11)      176,712       0.50            5.23           293             0.82
       --           (0.53)        10.01       8.26       201,738       0.37            5.27           121             0.79
       --          $(0.28)       $ 9.89       4.14%     $      0(d)    0.50%(c)        5.67%           26%            0.80%(c)
       --           (0.53)         9.77       6.58             0(d)    0.91(b)(c)      5.40            66             1.21(c)
       --           (0.41)         9.68       3.95           953       0.90(b)+        5.62+          172             1.20+
       --          $(0.27)       $ 9.89       4.04%     $ 18,593       0.70%(c)        5.47%           26%            1.05%(c)
       --           (0.54)         9.77       6.67        13,688       0.76(b)(c)      5.55            66             1.06(c)
       --           (0.56)         9.68       5.04         6,169       0.75(b)         5.77           172             1.05
       --           (0.19)         9.76       1.13         2,810       0.75+           5.87+           73             1.08+
       --           (0.59)         9.84      10.29         2,969       0.76            6.12           224             1.06
   $(0.02)          (0.50)         9.48      (0.33)        2,490       0.71            5.02           293             1.03
       --           (0.51)        10.01       8.03        11,205       0.57            5.07           121             0.99
       --          $(0.26)       $ 9.89       3.96%     $  6,144       0.85%(c)        5.32%           26%            1.80%(c)
       --           (0.53)         9.77       6.51         4,602       0.91(b)(c)      5.40            66             1.21(c)
       --           (0.55)         9.68       4.89         5,536       0.90(b)         5.62           172             1.20
       --           (0.19)         9.76       1.08         7,339       0.90+           5.72+           73             1.23+
       --           (0.57)         9.84      10.10         8,873       0.91            5.97           224             1.21
   $(0.02)          (0.49)         9.48      (0.46)       16,550       0.85            4.88           293             1.17
       --           (0.22)        10.01       2.96        39,861       0.72+           4.92+          121             1.14+
       --          $(0.26)       $ 9.89       3.96%     $    858       0.85%(c)        5.32%           26%            1.80%(c)
       --           (0.53)         9.77       6.51         2,992       0.91(b)(c)      5.40            66          1.21(c)
       --           (0.55)         9.68       4.89         4,063       0.90(b)         5.62           172             1.20
       --           (0.19)         9.76       1.07         6,121       0.90+           5.72+           73             1.23+
       --           (0.57)         9.84      10.08         6,056       0.91            5.97           224             1.21
   $(0.02)          (0.48)         9.48      (0.51)        8,102       0.89            4.84           293             1.21
       --           (0.48)        10.01       7.73        19,851       0.87            4.77           121             1.29

---------------

(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(d) Amount is less than $1,000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                     NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                       VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                     BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                     OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                     --------------------------------------------------------------------------------------
SHORT-INTERMEDIATE GOVERNMENT:
PRIMARY A SHARES:
Six months ended 09/30/98
  (unaudited)......................    $4.12       $ 0.11         $ 0.09           $ 0.20          $(0.11)           --
Year ended 03/31/1998..............     3.99         0.23           0.13             0.36           (0.23)           --
Year ended 03/31/1997#.............     4.07         0.23          (0.08)            0.15           (0.23)           --
Period ended 03/31/1996(b)#........     4.14         0.07          (0.07)            0.00           (0.07)(a)        --
Year ended 11/30/1995#.............     3.93         0.24           0.21             0.45           (0.24)(a)        --
Year ended 11/30/1994..............     4.28         0.23          (0.33)           (0.10)          (0.23)(a)    $(0.02)
Year ended 11/30/1993..............     4.16         0.23           0.14             0.37           (0.23)        (0.02)
PRIMARY B SHARES:
Six months ended 09/30/98
  (unaudited)......................    $4.12       $ 0.11         $ 0.09           $ 0.20          $(0.11)           --
Year ended 03/31/1998..............     3.99         0.21           0.13             0.34           (0.21)           --
Period ended 03/31/1997*#..........     4.02         0.16          (0.03)            0.13           (0.16)           --
INVESTOR A SHARES:
Six months ended 09/30/98
  (unaudited)......................    $4.12       $ 0.11         $ 0.09           $ 0.20          $(0.11)           --
Year ended 03/31/1998..............     3.99         0.22           0.13             0.35           (0.22)           --
Year ended 03/31/1997#.............     4.07         0.22          (0.08)            0.14           (0.22)           --
Period ended 03/31/1996(b)#........     4.14         0.07          (0.07)            0.00           (0.07)(a)        --
Year ended 11/30/1995#.............     3.93         0.23           0.21             0.44           (0.23)(a)        --
Year ended 11/30/1994..............     4.28         0.22          (0.33)           (0.11)          (0.22)(a)    $(0.02)
Year ended 11/30/1993..............     4.16         0.22           0.14             0.36           (0.22)        (0.02)
INVESTOR B SHARES:
Six months ended 09/30/98
  (unaudited)......................    $4.12       $ 0.10         $ 0.09           $ 0.19          $(0.10)           --
Year ended 03/31/1998..............     3.99         0.20           0.13             0.33           (0.20)           --
Year ended 03/31/1997#.............     4.07         0.20          (0.08)            0.12           (0.20)           --
Period ended 03/31/1996(b)#........     4.14         0.07          (0.07)            0.00           (0.07)(a)        --
Year ended 11/30/1995#.............     3.93         0.21           0.21             0.42           (0.21)(a)        --
Year ended 11/30/1994..............     4.28         0.20          (0.33)           (0.13)          (0.20)(a)    $(0.02)
Period ended 11/30/1993*...........     4.26         0.09           0.02             0.11           (0.09)           --
INVESTOR C SHARES:
Six months ended 09/30/98
  (unaudited)......................    $4.12       $ 0.10         $ 0.09           $ 0.19          $(0.10)           --
Year ended 03/31/1998..............     3.99         0.20           0.13             0.33           (0.20)           --
Year ended 03/31/1997#.............     4.07         0.21          (0.08)            0.13           (0.21)           --
Period ended 03/31/1996(b)#........     4.14         0.07          (0.07)            0.00           (0.07)(a)        --
Year ended 11/30/1995#.............     3.93         0.22           0.21             0.43           (0.22)(a)        --
Year ended 11/30/1994..............     4.28         0.20          (0.33)           (0.13)          (0.20)(a)    $(0.02)
Year ended 11/30/1993..............     4.16         0.20           0.14             0.34           (0.20)        (0.02)

---------------

 * Short-Intermediate Government Primary B, and Investor B Shares commenced operations on June 28, 1996 and June 7, 1993, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share net investment income has been calculated using the monthly average share method.
## Amount represents less than 0.01%.
(a) Includes distribution in excess of less than $0.01 per share.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.
(d) The effect of the fees reduced by credits allowed by the custodian on the operating expenses ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.11)          $4.21         4.80%     $641,471       0.57%(c)       5.55%           129%            0.78%(c)
    (0.23)           4.12         9.11       663,833       0.61            5.53           538             0.81
    (0.23)           3.99         3.72       371,118       0.63(c)(d)      5.73           529          0.83(d)
    (0.07)           4.07         0.07       399,915       0.63+           5.32+          189             0.86+
    (0.24)           4.14        11.70       425,200       0.60            5.88           328             0.80
    (0.25)           3.93       (2.23)       433,278       0.59            5.76           133             0.80
    (0.25)           4.28         9.03       443,426       0.55            5.40            92             0.79
   $(0.11)          $4.21         4.62%     $    274       0.92%(c)       5.20%           129%            1.38%(c)
    (0.21)           4.12         8.74           261       0.96            5.18           538             1.16
    (0.16)           3.99         3.31        16,980       0.98+(c)(d)      5.38+         529             1.18+(d)
   $(0.11)          $4.21         4.70%     $ 49,653       0.77%(c)       5.35%           129%            1.03%(c)
    (0.22)           4.12         8.89        49,478       0.81            5.33           538             1.01
    (0.22)           3.99         3.51        42,468       0.83(c)(d)      5.53           529          1.03(d)
    (0.07)           4.07         0.00##      57,381       0.83+           5.12+          189             1.06+
    (0.23)           4.14        11.48        64,848       0.80            5.68           328             1.00
    (0.24)           3.93       (2.41)        77,128       0.77            5.58           133             0.98
    (0.24)           4.28         8.85       173,449       0.70            5.25            92             0.94
   $(0.10)          $4.21         4.39%     $  9,898       1.37%(c)       4.75%           129%            1.78%(c)
    (0.20)           4.12         8.35         9,815       1.34            4.80           538             1.54
    (0.20)           3.99         3.10        10,788       1.23(c)(d)      5.13           529          1.43(d)
    (0.07)           4.07       (0.13)        13,789       1.23+           4.72+          189             1.46+
    (0.21)           4.14        11.02        14,893       1.20            5.28           328             1.40
    (0.22)           3.93       (2.81)        10,974       1.19            5.16           133             1.40
    (0.09)           4.28         2.65         8,847       1.15+           4.80+           92             1.39+
   $(0.10)          $4.21         4.46%     $  1,009       1.37%(c)       4.75%           129%            1.78%(c)
    (0.20)           4.12         8.45         1,808       1.31            4.83           538             1.51
    (0.21)           3.99         3.21         8,334       1.13(c)(d)      5.23           529          1.33(d)
    (0.07)           4.07       (0.10)        11,820       1.13+           4.82+          189             1.36+
    (0.22)           4.14        11.15        13,206       1.10            5.38           328             1.30
    (0.22)           3.93       (2.80)        16,725       1.17            5.18           133             1.38
    (0.22)           4.28         8.20        31,440       1.30            4.65            92             1.54

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                                    DISTRIBUTIONS
                                           NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS      IN EXCESS
                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET       OF NET
                                           BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT    INVESTMENT
                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME        INCOME
                                           --------------------------------------------------------------------------------------
GOVERNMENT SECURITIES:
PRIMARY A SHARES:
Six months ended 09/30/98 (unaudited)....   $ 9.90       $ 0.29         $ 0.41           $ 0.70          $(0.29)           --
Year ended 03/31/1998....................     9.39         0.55           0.51             1.06           (0.55)           --
Year ended 03/31/1997#...................     9.67         0.60          (0.30)            0.30           (0.58)           --
Period ended 03/31/1996(a)#..............     9.86         0.52          (0.19)            0.33           (0.50)       $(0.02)
Year ended 05/31/1995#...................     9.80         0.64           0.06             0.70           (0.60)           --
Year ended 05/31/1994....................    10.46         0.64          (0.61)            0.03           (0.58)        (0.02)
Year ended 05/31/1993#...................    10.36         0.71           0.13             0.84           (0.70)           --
PRIMARY B SHARES:
Six months ended 09/30/98 (unaudited)....   $ 9.90       $ 0.29         $ 0.41           $ 0.70          $(0.29)           --
Year ended 03/31/1998....................     9.39         0.51           0.51             1.02           (0.51)           --
Period ended 03/31/1997*#................     9.51         0.40          (0.12)            0.28           (0.40)           --
INVESTOR A SHARES:
Six months ended 09/30/98 (unaudited)....   $ 9.90       $ 0.27         $ 0.41           $ 0.68          $(0.27)           --
Year ended 03/31/1998....................     9.39         0.52           0.51             1.03           (0.52)           --
Year ended 03/31/1997#...................     9.67         0.58          (0.30)            0.28           (0.56)           --
Period ended 03/31/1996(a)#..............     9.86         0.50          (0.19)            0.31           (0.48)       $(0.02)
Year ended 05/31/1995#...................     9.80         0.61           0.06             0.67           (0.57)           --
Year ended 05/31/1994....................    10.46         0.62          (0.61)            0.01           (0.56)        (0.02)
Year ended 05/31/1993#...................    10.36         0.66           0.16             0.82           (0.68)           --
INVESTOR B SHARES:
Six months ended 09/30/98 (unaudited)....   $ 9.90       $ 0.24         $ 0.41           $ 0.65          $(0.24)           --
Year ended 03/31/1998....................     9.39         0.47           0.51             0.98           (0.47)           --
Year ended 03/31/1997#...................     9.67         0.54          (0.30)            0.24           (0.52)           --
Period ended 03/31/1996(a)#..............     9.86         0.47          (0.19)            0.28           (0.45)       $(0.02)
Year ended 05/31/1995#...................     9.80         0.58           0.06             0.64           (0.54)           --
Period ended 05/31/1994*.................    10.49         0.54          (0.64)           (0.10)          (0.49)        (0.01)
INVESTOR C SHARES:
Six months ended 09/30/98 (unaudited)....   $ 9.90       $ 0.24         $ 0.41           $ 0.65          $(0.24)           --
Year ended 03/31/1998....................     9.39         0.48           0.51             0.99           (0.48)           --
Year ended 03/31/1997#...................     9.67         0.55          (0.30)            0.25           (0.53)           --
Period ended 03/31/1996(a)#..............     9.86         0.47          (0.19)            0.28           (0.45)       $(0.02)
Year ended 05/31/1995#...................     9.80         0.57           0.06             0.63           (0.53)           --
Year ended 05/31/1994....................    10.46         0.55          (0.61)           (0.06)          (0.50)        (0.01)
Period ended 05/31/1993*#................    10.52         0.59           0.02             0.61           (0.63)           --

---------------

 * Government Securities Primary B, Investor B and Investor C Shares commenced operations on June 28, 1996, June 7, 1993 and July 6, 1992, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
(b) Amount represents less than $0.01.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.
(d) The effect of the credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(e) Amount is less than $1,000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     RATIO OF    RATIO OF NET
DISTRIBUTIONS                       TOTAL       NET ASSET              NET ASSETS   OPERATING     INVESTMENT
IN EXCESS OF    DISTRIBUTIONS     DIVIDENDS       VALUE                  END OF      EXPENSES       INCOME      PORTFOLIO
NET REALIZED        FROM             AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER
CAPITAL GAINS      CAPITAL      DISTRIBUTIONS    PERIOD     RETURN++++ (IN 000'S)   NET ASSETS    NET ASSETS      RATE
-------------------------------------------------------------------------------------------------------------------------
       --              --          $(0.29)       $10.31       7.14%     $119,903       0.73%(c)(d)     5.72%       388%
       --              --           (0.55)         9.90      11.65        75,796       0.85(c)(d)     5.63         303
       --          $(0.00)(b)       (0.58)         9.39       3.18        52,606       0.80          6.28          468
       --              --           (0.52)         9.67       3.41        55,962       0.80++       6.36++         199
       --           (0.04)          (0.64)         9.86       7.55        39,909       0.76          6.69          413
   $(0.05)          (0.04)          (0.69)         9.80       0.06        44,536       0.73          6.08           56
    (0.04)             --           (0.74)        10.46       8.37        40,472       0.85          6.67          103
       --              --          $(0.29)       $10.31       7.14%     $     --(e)    0.73%(c)(d)     5.72%       388%
       --              --           (0.51)         9.90      11.23            --(e)    1.35(c)(d)     5.13         303
       --          $(0.00)(b)       (0.40)         9.39       2.90           755       1.30++        5.78++        468
       --              --          $(0.27)       $10.31       7.01%     $ 22,349       0.98%(c)(d)     5.47%       388%
       --              --           (0.52)         9.90      11.37         8,509       1.10(c)(d)     5.38         303
       --          $(0.00)(b)       (0.56)         9.39       2.92         9,852       1.05          6.03          468
       --              --           (0.50)         9.67       3.20        11,662       1.05++        6.11++        199
       --           (0.04)          (0.61)         9.86       7.29        10,928       1.01          6.44          413
   $(0.05)          (0.04)          (0.67)         9.80      (0.11)       14,044       0.90          5.91           56
    (0.04)             --           (0.72)        10.46       8.18        15,354       1.00          6.52          103
       --              --          $(0.24)       $10.31       6.69%     $ 32,305       1.58%(c)(d)     4.87%       388%
       --              --           (0.47)         9.90      10.78        32,391       1.63(c)(d)     4.85         303
       --          $(0.00)(b)       (0.52)         9.39       2.51        38,807       1.45          5.63          468
       --              --           (0.47)         9.67       2.85        50,958       1.45++        5.71++        199
       --           (0.04)          (0.58)         9.86       6.86        56,155       1.41          6.04          413
   $(0.05)          (0.04)          (0.59)         9.80      (1.09)       56,313       1.38++        5.43++         56
       --              --          $(0.24)       $10.31       6.69%     $    250       1.58%(c)(d)     4.87%       388%
       --              --           (0.48)         9.90      10.84           735       1.58(c)(d)     4.90         303
       --          $(0.00)(b)       (0.53)         9.39       2.67         1,835       1.30          5.78          468
       --              --           (0.47)         9.67       2.83         2,558       1.48++       5.68++         199
       --           (0.04)          (0.57)         9.86       6.76         2,945       1.51          5.94          413
   $(0.05)          (0.04)          (0.60)         9.80      (0.69)        5,265       1.48          5.33           56
    (0.04)             --           (0.67)        10.46       5.37         5,998       1.60++        5.92++        103

               WITHOUT WAIVERS AND/OR
               EXPENSE REIMBURSEMENTS
               ----------------------
                      RATIO OF
DISTRIBUTIONS        OPERATING
IN EXCESS OF        EXPENSES TO
NET REALIZED          AVERAGE
CAPITAL GAINS        NET ASSETS
-------------  ----------------------
       --               0.85%(d)
       --               0.99(d)
       --               0.94
       --               0.95++
       --               0.94
   $(0.05)              0.94
    (0.04)              1.00
       --               0.85%(d)
       --               1.49(d)
       --               1.44++
       --               1.10%(d)
       --               1.24(d)
       --               1.19
       --               1.20++
       --               1.19
   $(0.05)              1.11
    (0.04)              1.15
       --               1.85%(d)
       --               1.77(d)
       --               1.59
       --               1.60++
       --               1.59
   $(0.05)              1.59++
       --               1.85%(d)
       --               1.72(d)
       --               1.44
       --               1.63++
       --               1.69
   $(0.05)              1.69
    (0.04)              1.75++

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                                DISTRIBUTIONS
                                       NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS      IN EXCESS
                                         VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET       OF NET
                                       BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT    INVESTMENT
                                       OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME        INCOME
                                       --------------------------------------------------------------------------------------
STRATEGIC FIXED INCOME:
PRIMARY A SHARES:
Six months ended 09/30/98
  (unaudited)........................   $10.03       $0.30          $ 0.24           $ 0.54          $(0.30)           --
Year ended 03/31/1998................     9.62        0.58            0.41             0.99           (0.58)           --
Year ended 03/31/1997#...............     9.93        0.58           (0.20)            0.38           (0.58)           --
Period ended 03/31/1996(a)...........    10.22        0.19           (0.29)           (0.10)          (0.19)           --
Year ended 11/30/1995................     9.32        0.59            0.90             1.49           (0.59)           --
Year ended 11/30/1994................    10.55        0.53           (0.89)           (0.36)          (0.51)       $(0.02)
Year ended 11/30/1993................     9.94        0.56            0.62             1.18           (0.56)           --
PRIMARY B SHARES:
Six months ended 09/30/98
  (unaudited)........................   $10.03       $0.30          $ 0.24           $ 0.54          $(0.30)           --
Year ended 03/31/1998................     9.62        0.55            0.41             0.96           (0.55)           --
Period ended 03/31/1997*#............     9.81        0.41           (0.08)            0.33           (0.41)           --
INVESTOR A SHARES:
Six months ended 09/30/98
  (unaudited)........................   $10.03       $0.29          $ 0.24           $ 0.53          $(0.29)           --
Year ended 03/31/1998................     9.62        0.56            0.41             0.97           (0.56)           --
Year ended 03/31/1997#...............     9.93        0.56           (0.20)            0.36           (0.56)           --
Period ended 03/31/1996(a)...........    10.22        0.18           (0.29)           (0.11)          (0.18)           --
Year ended 11/30/1995................     9.32        0.57            0.90             1.47           (0.57)           --
Year ended 11/30/1994................    10.55        0.51           (0.89)           (0.38)          (0.49)       $(0.02)
Year ended 11/30/1993................     9.94        0.54            0.62             1.16           (0.54)           --
INVESTOR B SHARES:
Six months ended 09/30/98
  (unaudited)........................   $10.03       $0.26          $ 0.24           $ 0.50          $(0.26)           --
Year ended 03/31/1998................     9.62        0.51            0.41             0.92           (0.51)           --
Year ended 03/31/1997#...............     9.93        0.52           (0.20)            0.32           (0.52)           --
Period ended 03/31/1996(a)...........    10.22        0.16           (0.29)           (0.13)          (0.16)           --
Year ended 11/30/1995................     9.32        0.53            0.90             1.43           (0.53)           --
Year ended 11/30/1994................    10.55        0.47           (0.89)           (0.42)          (0.45)       $(0.02)
Period ended 11/30/1993*.............    10.39        0.21            0.17             0.38           (0.21)           --
INVESTOR C SHARES:
Six months ended 09/30/98
  (unaudited)........................   $10.03       $0.26          $ 0.24           $ 0.50          $(0.26)           --
Year ended 03/31/1998................     9.62        0.52            0.41             0.93           (0.52)           --
Year ended 03/31/1997#...............     9.93        0.53           (0.20)            0.33           (0.53)           --
Period ended 03/31/1996(a)...........    10.22        0.17           (0.29)           (0.12)          (0.17)           --
Year ended 11/30/1995................     9.32        0.54            0.90             1.44           (0.54)           --
Year ended 11/30/1994................    10.55        0.47           (0.89)           (0.42)          (0.45)       $(0.02)
Year ended 11/30/1993................     9.94        0.48            0.62             1.10           (0.48)           --


                                       DISTRIBUTIONS
                                         FROM NET
                                         REALIZED
                                       CAPITAL GAINS
                                       -------------
STRATEGIC FIXED INCOME:
PRIMARY A SHARES:
Six months ended 09/30/98
  (unaudited)........................     $(0.03)
Year ended 03/31/1998................         --
Year ended 03/31/1997#...............     $(0.11)
Period ended 03/31/1996(a)...........         --
Year ended 11/30/1995................         --
Year ended 11/30/1994................      (0.34)
Year ended 11/30/1993................      (0.01)
PRIMARY B SHARES:
Six months ended 09/30/98
  (unaudited)........................     $(0.03)
Year ended 03/31/1998................         --
Period ended 03/31/1997*#............     $(0.11)
INVESTOR A SHARES:
Six months ended 09/30/98
  (unaudited)........................     $(0.03)
Year ended 03/31/1998................         --
Year ended 03/31/1997#...............     $(0.11)
Period ended 03/31/1996(a)...........         --
Year ended 11/30/1995................         --
Year ended 11/30/1994................      (0.34)
Year ended 11/30/1993................      (0.01)
INVESTOR B SHARES:
Six months ended 09/30/98
  (unaudited)........................     $(0.03)
Year ended 03/31/1998................         --
Year ended 03/31/1997#...............     $(0.11)
Period ended 03/31/1996(a)...........         --
Year ended 11/30/1995................         --
Year ended 11/30/1994................      (0.34)
Period ended 11/30/1993*.............      (0.01)
INVESTOR C SHARES:
Six months ended 09/30/98
  (unaudited)........................     $(0.03)
Year ended 03/31/1998................         --
Year ended 03/31/1997#...............     $(0.11)
Period ended 03/31/1996(a)...........         --
Year ended 11/30/1995................         --
Year ended 11/30/1994................      (0.34)
Year ended 11/30/1993................      (0.01)

---------------

 * Strategic Fixed Income Primary B, and Investor B Shares commenced operations on June 28, 1996 and June 7, 1993, respectively.
++ Annualized.
++++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01.
(c) The effect of the credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(d) The effect of interest expense on the operating expense ratio was less than 0.01%.
(e) Amount is less than $1,000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         RATIO OF        RATIO OF
                    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT
DISTRIBUTIONS     DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO
    FROM             AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER
   CAPITAL      DISTRIBUTIONS   END OF PERIOD   RETURN++++ (IN 000'S)     ASSETS          ASSETS         RATE
----------------------------------------------------------------------------------------------------------------
       --          $(0.33)         $10.24         5.42%    $1,839,166      0.67%(c)(d)     5.88%           49%
       --           (0.58)          10.03        10.53      1,681,990       0.72(c)(d)      5.86          244
   $(0.00)(b)       (0.69)           9.62         3.90        947,277       0.71(c)        5.98           368
       --           (0.19)           9.93        (1.04)       823,890       0.72++         5.49++         133
       --           (0.59)          10.22        16.45        823,098       0.71           6.05           228
       --           (0.87)           9.32        (3.58)       550,697       0.68           5.43           307
       --           (0.57)          10.55        12.05        545,538       0.61           5.40           161
       --          $(0.33)         $10.24         5.42%    $       --(e)     0.67%(c)(d)     5.88%         49%
       --           (0.55)          10.03        10.12             --(e)     1.22(c)(d)      5.36         244
   $(0.00)(b)       (0.52)           9.62         3.35         29,235       1.21(c)++      5.48++         368
       --          $(0.32)         $10.24         5.32%    $   36,524      0.87%(c)(d)     5.68%           49%
       --           (0.56)          10.03        10.30         26,054       0.92(c)(d)      5.66          244
   $(0.00)(b)       (0.67)           9.62         3.70          6,345       0.91(c)        5.78           368
       --           (0.18)           9.93        (1.11)         6,440       0.92++         5.29++         133
       --           (0.57)          10.22        16.22          6,662       0.91           5.85           228
       --           (0.85)           9.32        (3.76)           967       0.86           5.25           307
       --           (0.55)          10.55        11.88          1,138       0.76           5.25           161
       --          $(0.29)         $10.24         5.00%    $    3,474      1.47%(c)(d)     5.08%           49%
       --           (0.51)          10.03         9.73          2,662       1.47(c)(d)      5.11          244
   $(0.00)(b)       (0.63)           9.62         3.23          2,109       1.36(c)        5.33           368
       --           (0.16)           9.93        (1.26)         2,496       1.37++         4.84++         133
       --           (0.53)          10.22        15.70          2,578       1.36           5.40           228
       --           (0.81)           9.32        (4.21)         2,145       1.33           4.78           307
       --           (0.22)          10.55         3.64          1,620       1.26++         4.75++         161
       --          $(0.29)         $10.24         5.07%    $    1,240      1.47%(c)(d)     5.08%           49%
       --           (0.52)          10.03         9.87            943       1.42(c)(d)      5.16          244
   $(0.00)(b)       (0.64)           9.62         3.38          1,068       1.21(c)        5.48           368
       --           (0.17)           9.93        (1.22)           299       1.22++         4.99++         133
       --           (0.54)          10.22        15.87            227       1.21           5.55           228
       --           (0.81)           9.32        (4.14)            41       1.43           4.68           307
       --           (0.49)          10.55        11.20             65       1.36           4.65           161

               WITHOUT WAIVERS AND/OR
               EXPENSE REIMBURSEMENTS
               ----------------------
                      RATIO OF
                     OPERATING
DISTRIBUTIONS       EXPENSES TO
    FROM              AVERAGE
   CAPITAL           NET ASSETS
-------------  ----------------------
       --               0.77%(d)
       --               0.83(d)
   $(0.00)(b)           0.81(d)
       --               0.83++
       --               0.81
       --               0.76
       --               0.77
       --               0.77%(d)
       --               1.33(d)
   $(0.00)(b)           1.31(d)++
       --               1.02%(d)
       --               1.03(d)
   $(0.00)(b)           1.01(d)
       --               1.03++
       --               1.01
       --               0.94
       --               0.92
       --               1.77%(d)
       --               1.58(d)
   $(0.00)(b)           1.46(d)
       --               1.48++
       --               1.46
       --               1.41
       --               1.42++
       --               1.77%(d)
       --               1.53(d)
   $(0.00)(b)           1.31(d)
       --               1.33++
       --               1.31
       --               1.51
       --               1.52

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                 NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                   VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                 BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                 OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                 -------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND:
PRIMARY A SHARES*:
Six months ended 09/30/98
  (unaudited)..................   $10.37        $0.26           $ 0.50             $0.76           $(0.26)        $(0.20)
Period ended 03/31/1998........    10.19         0.48             0.31              0.79            (0.48)         (0.13)
Period ended 05/16/97..........    10.53         0.41             0.17              0.58            (0.41)         (0.51)
Year ended 08/31/96............    11.20         0.61            (0.22)             0.39            (0.61)         (0.45)
Period ended 08/31/1995(b).....    10.00         0.56             1.20              1.76            (0.56)
INVESTOR A SHARES*:
Six months ended 09/30/98
  (unaudited)..................   $10.37        $0.25           $ 0.50             $0.75           $(0.25)        $(0.20)
Period ended 03/31/1998........    10.20         0.46             0.30              0.76            (0.46)         (0.13)
Period ended 05/16/97..........    10.54         0.39             0.17              0.56            (0.39)         (0.51)
Year ended 08/31/96............    11.19         0.59            (0.20)             0.39            (0.59)         (0.45)
Period ended 08/31/1995(b).....    10.48         0.37             0.71              1.08            (0.37)            --
INVESTOR B SHARES*:
Six months ended 09/30/98
  (unaudited)..................   $10.37        $0.22           $ 0.50             $0.72           $(0.22)        $(0.20)
Period ended 03/31/1998........    10.19         0.41             0.31              0.72            (0.41)         (0.13)
Period ended 05/16/97..........    10.52         0.34             0.18              0.52            (0.34)         (0.51)
Year ended 08/31/96............    11.19         0.51            (0.22)             0.29            (0.51)         (0.45)
Period ended 08/31/1995(b).....    10.05         0.46             1.14              1.60            (0.46)            --
INVESTOR C SHARES**:
Six months ended 09/30/98
  (unaudited)..................   $10.37        $0.23           $ 0.50             $0.73           $(0.23)        $(0.20)
Period ended 03/31/1998........    10.41         0.25             0.09              0.34            (0.25)         (0.13)

---------------

 * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot U.S. Government Securities Fund Pilot Shares, Class A Shares and Class B Shares, which were reorganized into the Primary A Shares, Investor A Shares and Investor B Shares, respectively, as of May 23, 1997.
 ** Investor C Shares commenced operations on September 19, 1997.
++ Annualized.
++++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The Pilot U.S. Government Securities Fund Pilot Shares, Class A Shares and Class B Shares commenced operations on November 7, 1994, February 7, 1995 and November 10, 1994, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                       RATIO OF                                  ----------------------
                                                       OPERATING       RATIO OF                         RATIO OF
    TOTAL       NET ASSET                NET ASSETS   EXPENSES TO   NET INVESTMENT                     OPERATING
  DIVIDENDS       VALUE                    END OF       AVERAGE       INCOME TO      PORTFOLIO        EXPENSES TO
     AND         END OF       TOTAL        PERIOD         NET        AVERAGE NET     TURNOVER         AVERAGE NET
DISTRIBUTIONS    PERIOD     RETURNED++++ (IN 000'S)     ASSETS          ASSETS         RATE              ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.46)       $10.67         7.64%     $121,536       0.60%(a)        5.12%          202%              0.62%(a)
    (0.61)        10.37         7.84       263,428        0.60(a)++      5.26++         188                0.86(a)++
    (0.92)        10.19         5.62       148,082        0.62++         5.60++          58                0.77++
    (1.06)        10.53         3.46       145,066        0.65           5.61            87                0.82
    (0.56)        11.20        18.03       137,261        0.62++         6.45++         132                0.87++
   $(0.45)       $10.67         7.51%     $  2,345       0.85%(a)        4.87%          202%              0.87%(a)
    (0.59)        10.37         7.51         1,927        0.85(a)++      5.01++         188                1.11(a)++
    (0.90)        10.20         5.44           734        0.87++         5.35++          58                1.07++
    (1.04)        10.54         3.44           632        0.85           5.44            87                1.07
    (0.37)        11.19        10.41            87        0.82++         5.76++         132                1.12++
   $(0.42)       $10.67         7.18%     $  3,406       1.10%(a)        4.62%          202%              1.27%(a)
    (0.54)        10.37         7.14         1,004        1.40(a)++      4.46++         188                1.66(a)++
    (0.85)        10.19         4.99         1,529        1.62++         4.60++          58                1.77++
    (0.96)        10.52         2.43         1,237        1.65           4.60            87                1.82
    (0.46)        11.19        16.19           146        1.62++         5.19++         132                1.87++
   $(0.43)       $10.67         7.29%     $  1,359       1.45%(a)        4.27%          202%              1.62%(a)
    (0.38)        10.37         3.50         1,332        1.45(a)++      4.41++         188                1.71(a)++

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                         NET ASSET                  NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                           VALUE         NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                         BEGINNING    INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                         OF PERIOD      INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                         ---------------------------------------------------------------------------------------
DIVERSIFIED INCOME:
PRIMARY A SHARES:
Six months ended 09/30/98 (unaudited)..    $10.55       $0.33          $ 0.22           $ 0.55          $(0.33)       $(0.04)
Year ended 03/31/1998..................     10.11        0.65            0.44             1.09           (0.65)           --
Year ended 03/31/1997#.................     10.42        0.69           (0.18)            0.51           (0.69)        (0.13)
Period ended 03/31/1996(b).............     10.82        0.23           (0.40)           (0.17)          (0.23)           --
Year ended 11/30/1995..................      9.67        0.73            1.15             1.88           (0.73)           --
Year ended 11/30/1994#.................     10.88        0.74           (1.06)           (0.32)          (0.74)(a)     (0.15)
Year ended 11/30/1993#.................      9.97        0.78            0.91             1.69           (0.78)           --
PRIMARY B SHARES:
Six months ended 09/30/98 (unaudited)..    $10.55       $0.33          $ 0.22           $ 0.55          $(0.33)       $(0.04)
Year ended 03/31/1998..................     10.11        0.58            0.44             1.02           (0.58)           --
Period ended 03/31/1997*#..............     10.28        0.47           (0.04)            0.43           (0.47)        (0.13)
INVESTOR A SHARES:
Six months ended 09/30/98 (unaudited)..    $10.55       $0.32          $ 0.22           $ 0.54          $(0.32)       $(0.04)*
Year ended 03/31/1998..................     10.11        0.63            0.44             1.07           (0.63)           --
Year ended 03/31/1997#.................     10.42        0.66           (0.18)            0.48           (0.66)        (0.13)
Period ended 03/31/1996(b).............     10.82        0.22           (0.40)           (0.18)          (0.22)           --
Year ended 11/30/1995..................      9.67        0.71            1.15             1.86           (0.71)           --
Year ended 11/30/1994#.................     10.88        0.72           (1.06)           (0.34)          (0.72)(a)     (0.15)
Year ended 11/30/1993#.................      9.96        0.76            0.92             1.68           (0.76)           --
INVESTOR B SHARES:
Six months ended 09/30/98 (unaudited)..    $10.55       $0.29          $ 0.22           $ 0.51          $(0.29)       $(0.04)
Year ended 03/31/1998..................     10.11        0.57            0.44             1.01           (0.57)           --
Year ended 03/31/1997#.................     10.42        0.61           (0.18)            0.43           (0.61)        (0.13)
Period ended 03/31/1996(b).............     10.82        0.21           (0.40)           (0.19)          (0.21)           --
Year ended 11/30/1995..................      9.67        0.66            1.15             1.81           (0.66)           --
Year ended 11/30/1994#.................     10.88        0.67           (1.06)           (0.39)          (0.67)(a)     (0.15)
Period ended 11/30/1993*#..............     10.59        0.30            0.29             0.59           (0.30)           --
INVESTOR C SHARES:
Six months ended 09/30/98 (unaudited)..    $10.55       $0.29          $ 0.22           $ 0.51          $(0.29)       $(0.04)
Year ended 03/31/1998..................     10.11        0.58            0.44             1.02           (0.58)           --
Year ended 03/31/1997#.................     10.42        0.63           (0.18)            0.45           (0.63)        (0.13)
Period ended 03/31/1996(b).............     10.82        0.21           (0.40)           (0.19)          (0.21)           --
Year ended 11/30/1995..................      9.67        0.66            1.15             1.81           (0.66)           --
Year ended 11/30/1994#.................     10.88        0.67           (1.06)           (0.39)          (0.67)(a)     (0.15)
Year ended 11/30/1993#.................      9.96        0.70            0.92             1.62           (0.70)           --

---------------

  * Diversified Income Primary B and Investor B Shares commenced operations on June 28, 1996 and June 7, 1993, respectively.
 ++ Annualized.
++++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share net investment income has been calculated using the monthly average share method.
 (a) Includes distribution in excess of less than $0.01 per share.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expenses ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (d) Amount is less than $1,000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++++ (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.37)         $10.73          5.30%    $307,198        0.70%(c)       6.25%           71%            0.80%(c)
    (0.65)          10.55         11.07      263,840        0.73(c)        6.27           203             0.83(c)
    (0.82)          10.11          4.97      152,070        0.75(c)        6.73           278             0.85(c)
    (0.23)          10.42         (1.59)      65,081        0.77++        6.49++           69             0.87++
    (0.73)          10.82         20.11       64,800        0.80           7.03            96             0.93
    (0.89)           9.67         (3.05)      22,298        0.74           7.31           144             0.95
    (0.78)          10.88         17.40       28,553        0.55           7.02            86             0.95
   $(0.37)         $10.73          5.30%    $     --(d)     0.70%(c)       6.25%           71%            0.80%(c)
    (0.58)          10.55         10.29           --(d)     1.23(c)        5.77           203             1.33(c)
    (0.60)          10.11          4.22           41        1.25+(c)       6.23++         278             1.35(c)++
   $(0.36)         $10.73          5.17%    $ 13,154        0.95%(c)       6.00%           71%            1.05%(c)
    (0.63)          10.55         10.80       11,946        0.98(c)        6.02           203             1.08(c)
    (0.79)          10.11          4.71       11,662        1.00(c)        6.48           278             1.10(c)
    (0.22)          10.42         (1.67)      13,332        1.02++         6.24++          69             1.12++
    (0.71)          10.82         19.82       13,150        1.05           6.78            96             1.18
    (0.87)           9.67         (3.26)      10,819        0.96           7.09           144             1.17
    (0.76)          10.88         17.32       13,291        0.70           6.87            86             1.10
   $(0.33)         $10.73          4.86%    $ 68,019        1.55%(c)       5.40%           71%            1.80%(c)
    (0.57)          10.55         10.18       65,248        1.55(c)        5.45           203             1.65(c)
    (0.74)          10.11          4.18       70,631        1.50(c)        5.98           278             1.60(c)
    (0.21)          10.42         (1.83)      84,692        1.52++         5.74++          69             1.62++
    (0.66)          10.82         19.22       90,887        1.55           6.28            96             1.68
    (0.82)           9.67         (3.77)      55,058        1.49           6.56           144             1.70
    (0.30)          10.88          5.58       24,630        1.30++         6.27++          86             1.70++
   $(0.33)         $10.73          4.86%    $  1,624        1.55%(c)       5.40%           71%            1.80%(c)
    (0.58)          10.55         10.27        2,090        1.46(c)        5.54           203             1.56(c)
    (0.76)          10.11          4.44        3,343        1.25(c)        6.23           278             1.35(c)
    (0.21)          10.42         (1.77)       3,454        1.33++         5.93++          69             1.43++
    (0.66)          10.82         19.22        3,582        1.55           6.28            96             1.68
    (0.82)           9.67         (3.77)       2,636        1.49           6.56           144             1.70
    (0.70)          10.88         16.65        3,633        1.30           6.27            86             1.70

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                           NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                           BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                           --------------------------------------------------------------------------------------
GLOBAL GOVERNMENT INCOME:
PRIMARY A SHARES:
Six months ended 09/30/98
  (unaudited)............................   $ 9.70       $ 0.17         $ 0.68            $0.85          $(0.17)       $(0.02)
Year ended 03/31/1998#...................     9.79         0.39          (0.06)            0.33           (0.31)        (0.03)
Year ended 03/31/1997#...................    10.07         0.47          (0.03)            0.44           (0.46)        (0.16)
Period ended 03/31/1996**................    10.00         0.39           0.11             0.50           (0.37)        (0.04)
PRIMARY B SHARES:
Six months ended 09/30/98
  (unaudited)............................   $ 9.70       $ 0.17         $ 0.68            $0.85          $(0.17)       $(0.02)
Year ended 03/31/1998#...................     9.79         0.39          (0.06)            0.33           (0.31)        (0.03)
Period ended 03/31/1997**#...............    10.13         0.43          (0.22)            0.21           (0.32)        (0.16)
INVESTOR A SHARES:
Six months ended 09/30/98
  (unaudited)............................   $ 9.70       $ 0.15         $ 0.68            $0.83          $(0.15)       $(0.02)
Year ended 03/31/1998#...................     9.79         0.36          (0.06)            0.30           (0.28)        (0.03)
Year ended 03/31/1997#...................    10.07         0.44          (0.02)            0.42           (0.45)        (0.16)
Period ended 03/31/1996**................    10.00         0.37           0.11             0.48           (0.35)        (0.04)
INVESTOR B SHARES:
Six months ended 09/30/98
  (unaudited)............................   $ 9.70       $ 0.12         $ 0.68            $0.80          $(0.12)       $(0.02)
Year ended 03/31/1998#...................     9.79         0.30          (0.06)            0.24           (0.22)        (0.03)
Year ended 03/31/1997#...................    10.07         0.36          (0.02)            0.34           (0.38)        (0.16)
Period ended 03/31/1996**................    10.00         0.32           0.11             0.43           (0.30)        (0.04)
INVESTOR C SHARES:
Six months ended 09/30/98
  (unaudited)............................   $ 9.70       $ 0.12         $ 0.68            $0.80          $(0.12)       $(0.02)
Year ended 03/31/1998#...................     9.79         0.32          (0.06)            0.26           (0.24)        (0.03)
Year ended 03/31/1997#...................    10.07         0.42          (0.03)            0.39           (0.42)        (0.16)
Period ended 03/31/1996**................    10.00         0.33           0.11             0.44           (0.31)        (0.04)

---------------

 ** Global Government Income Primary A, Investor A, Investor B and Investor C
    Shares commenced operations on June 30, 1995. Global Government Income Primary B Shares commenced operations on June 28, 1996.
++ Annualized.
++++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of interest expense on the operating expense ratio was 0.01%.
(b) Amount is less than $1,000.
(c) Absent waivers by the distributor, ratio of operating expenses to average net assets would be 2.84%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         RATIO OF        RATIO OF
DISTRIBUTIONS       TOTAL         NET ASSET                NET ASSETS    OPERATING    NET INVESTMENT
IN EXCESS OF      DIVIDENDS         VALUE                    END OF     EXPENSES TO     INCOME TO      PORTFOLIO
NET REALIZED         AND           END OF        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER
CAPITAL GAINS   DISTRIBUTIONS      PERIOD       RETURN++++ (IN 000'S)     ASSETS          ASSETS         RATE
----------------------------------------------------------------------------------------------------------------
       --          $(0.19)         $10.36         8.82%     $   238        1.84%(a)        3.21%           70%
   $(0.08)          (0.42)           9.70         3.38       14,200        1.31(a)         3.97           120
    (0.10)          (0.72)           9.79         4.25       28,130        1.26            4.60           100
    (0.02)          (0.43)          10.07         5.03       24,753        1.32++          5.17++         213
       --          $(0.19)         $10.36         8.82%     $    --(b)     1.84%(a)        3.21%           70%
   $(0.08)          (0.42)           9.70         3.20           --(b)     1.81(a)         3.47           120
    (0.07)          (0.55)           9.79         1.93            5        1.76++          4.10++         100
       --          $(0.17)         $10.36         8.68%     $15,288        2.09%(a)        2.96%           70%
   $(0.08)          (0.39)           9.70         3.12       14,425        1.56(a)         3.72           120
    (0.09)          (0.70)           9.79         3.99       15,104        1.51            4.35           100
    (0.02)          (0.41)          10.07         4.84       14,898        1.57++          4.92++         213
       --          $(0.14)         $10.36        8.36%      $    17        2.69%(a)(c)      2.36%          70%
   $(0.08)          (0.33)           9.70         2.45          163        2.21(a)         3.07           120
    (0.08)          (0.62)           9.79         3.22          193        2.26            3.60           100
    (0.02)          (0.36)          10.07         4.27          193        2.32++          4.17++         213
       --          $(0.14)         $10.36         8.34%     $    64        2.69%(a)(c)      2.36%          70%
   $(0.08)          (0.35)           9.70         2.63           10        2.03(a)         3.24           120
    (0.09)          (0.67)           9.79         3.73            9        1.76            4.10           100
    (0.02)          (0.37)          10.07         4.40            9        2.16++          4.33++         213

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Nations Fund Trust (the "Trust"), Nations Fund, Inc. (the "Company") and Nations Fund Portfolios, Inc. ("Nations Portfolios") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. At September 30, 1998, the Trust offered thirty-seven separate portfolios, the Company offered nine separate portfolios and Nations Portfolios offered three separate portfolios (each a "Fund" and collectively, the "Funds"). These financial statements pertain only to the U.S. and global government and corporate bond portfolios of the Trust, the Company and Nations Portfolios. Financial statements for the other portfolios of the Trust, the Company and Nations Portfolios are presented under separate cover. The Funds currently offer five classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: Securities are valued using broker quotations or prices provided by a pricing service approved by the Board of Trustees/Directors. Certain prices provided by brokers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities. The value of mortgage-backed securities can be significantly affected by changes in interest rates. The valuation of international securities which trade on foreign exchanges are provided by an independent pricing service approved by the Board of Trustees/Directors of each Fund. Certain securities may be valued by one or more principal market makers. Securities for which market quotations are not readily available are valued by the investment advisor under the supervision of the Board of Trustees/Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

Dollar Roll Transactions: Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. Dollar roll transactions consist of the sale by the Fund of mortgage-backed or other asset-backed securities, with a commitment to purchase similar, but not identical, securities at a future date, at the same price. The Funds are paid a fee for entering into a commitment to purchase the securities. This fee accrues as income over the duration of the dollar roll contract. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund in addition to the proceeds of a dollar roll sale may not exceed transaction costs.

Foreign Currency Translation: The books and records of the Global Government Income Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward Foreign Currency Transactions: Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Fund from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, however, it does establish a rate of exchange that can be achieved in the future. The use of forward contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward contract would limit the risk of loss due to a decline in the value of a particular currency, however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Net Assets. In addition, the Fund could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Securities Transactions and Investment Income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The fair market value of these securities is unusually volatile in response to changes in interest rates.

Dividends and Distributions to Shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains), annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise taxes. The Global Government Income Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Global Government Income Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Expenses: General expenses of the Trust, the Company or Nations Portfolios are allocated to the Funds based upon their relative net assets. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. Expenses not directly attributable to any class of shares are prorated based on the relative net assets of each class. The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

securities regulations. All such costs are being amortized on a straight-line basis over a period of five years from commencement of operations.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust, the Company and Nations Portfolios has entered into an investment advisory agreement (the "Investment Advisory Agreements") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Funds. Under these Investment Advisory Agreements, NBAI is entitled to receive an advisory fee, calculated daily and payable monthly based on the following annual rates multiplied by the average daily net assets of each
Fund:

                                                          ANNUAL
                                                           RATE
                                                          ------
Short-Term Income, Short-Intermediate Government,
 Strategic Fixed Income, U.S. Government Bond,
 Diversified Income.....................................  0.60%
Global Government Income................................  0.70%

                             FEES ON          FEES ON          FEES ON
                            NET ASSETS       NET ASSETS       NET ASSETS
                              UP TO         BETWEEN $100      EXCEEDING
                           $100 MILLION   AND $250 MILLION   $250 MILLION
                           ----------------------------------------------
Government Securities....     0.65%            0.55%            0.50%

Each of the Trust, the Company and Nations Portfolios has, on behalf of its Funds, except for U.S. Government Bond Fund and Global Government Income Fund, entered into a sub-advisory agreement with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from NBAI at the annual rate of 0.15% of each Fund's average daily net assets.

Boatmen's Capital Management, Inc. ("Boatmen's"), a wholly-owned subsidiary of NationsBank, serves as investment sub-advisor to the U.S. Government Bond Fund. For services provided pursuant to a sub-advisory agreement, NBAI pays Boatmen's a sub-advisory fee at the annual rate of 0.15% of the average daily net assets of the U.S. Government Bond Fund.

Gartmore Global Partners ("Gartmore") serves as the sub-advisor for the Global Government Income Fund. Gartmore is a joint venture structured as a general partnership between NB Partner Corporation, a wholly-owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect wholly-owned subsidiary of Gartmore Investment Management PLC ("Gartmore PLC"), which is a United Kingdom ("U.K.") holding company for a leading U.K. based international fund management group of companies. National Westminster Bank PLC and its affiliated entities own 100% of the equity of Gartmore PLC. For services provided pursuant to the sub-advisory agreement, NBAI pays Gartmore a sub-advisory fee at the annual rate of 0.54% of the average daily net assets of the Global Government Income Fund.

Stephens, Inc. ("Stephens") serves as the administrator of the Trust, the Company and Nations Portfolios. First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as co-administrator. Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of each Fund's average daily net assets. NBAI is the sub-administrator pursuant to an agreement with Stephens. For the six months ended September 30, 1998, Stephens earned $1,168,000 from the Funds for its administration services, of which $190,000 was paid to NBAI for its services as sub-administrator.

The investment advisor, sub-advisor and administrator may, from time to time, voluntarily reduce their fees payable by each Fund. For the six months ended September 30, 1998, fee waivers were as follows:

                                                      FEES WAIVED
                                                      BY ADVISOR
                                                         (000)
                                                      -----------
Short-Term Income...................................     $644
Short-Intermediate Government.......................      712
Government Securities...............................       91
Strategic Fixed Income..............................      949
U.S. Government Bond................................       28
Diversified Income..................................      185

NationsBank of Texas, N.A. ("NationsBank of Texas") served as the custodian of the Trust's and the Company's assets until it merged with NationsBank on May 6, 1998. NationsBank began

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

serving as custodian for the Trust's and the Company's assets on that date and is providing the same services as were previously provided by NationsBank of Texas. For the six months ended September 30, 1998, NationsBank of Texas and NationsBank earned $4,000 and $14,000 respectively, for providing such services. The Bank of New York ("BNY") has entered into agreements with each of the Trust, the Company and NationsBank, whereby BNY serves as sub-custodian for the Funds, except for Global Government Income Fund, where BNY serves as custodian. For the six months ended September 30, 1998, expenses of the Funds were reduced by $36,000 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas also served as the sub-transfer agent for the Primary Shares of the Funds until it merged with NationsBank on May 6, 1998. NationsBank began serving as the sub-transfer agent for the Primary Shares of the Funds on that date and is providing the same services as were previously provided by NationsBank of Texas. For the six months ended September 30, 1998, NationsBank of Texas and NationsBank earned approximately $3,000 and $13,000 respectively, for providing such services.

Stephens serves as distributor of the Funds' shares. For the six months ended September 30, 1998, the Funds were informed that the distributor received $133,000 in contingent deferred sales charges from shares which were subject to such charges. A substantial portion of these fees are paid to affiliates of NationsBank and NBAI.

The Trust, the Company and Nations Portfolios pay each unaffiliated Trustee or Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust, the Company and Nations Portfolios also reimburse expenses incurred by each unaffiliated Trustee or Director in attending such meetings.

The Trust's, Company's and Nations Portfolio's eligible Trustees or Directors may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of the Company. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of Operations.

Certain Funds have made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Nations Institutional Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended September 30, 1998, the Funds earned $2,934,000 in the aggregate from such investments.

A significant portion of each Fund's Primary A Shares represent investments by fiduciary accounts over which NationsBank has either sole or joint investment discretion.

On September 30, 1998, NationsBank Corporation, the parent company of NationsBank, merged with BankAmerica Corporation.

3. SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust, the Company and Nations Portfolios each have adopted a shareholder administration plan for Primary B Shares of each Fund and shareholder servicing plans and distribution plans for the Investor A, Investor B and Investor C Shares of each Fund. The administration plan permits the Funds to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets set from time to time by the Board of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans are paid to affiliates of NationsBank and NBAI.

For the six months September 30, 1998, the current rates and plan limits in effect, as a percentage of average net daily assets, were as follows:

                                                            PLAN
                                            CURRENT RATE    LIMIT
                                            ---------------------
Primary B Administration Plan:
 Short-Term Income and Short-Intermediate
   Government.............................       0.35%      0.60%
 Other Income Funds(5)....................       0.50       0.60
Investor A Shareholder Servicing and
 Distribution Plan:
 Short-Term Income, Short-Intermediate
   Government and Strategic Fixed
   Income.................................       0.20       0.25
 Other Income Funds(4)....................       0.25       0.25
Investor B and C Distribution Plans:
 Short-Term Income........................       0.10       0.75
 Short-Intermediate Government and
   Strategic Fixed Income.................       0.55       0.75
 Other Income Funds (4)...................       0.60       0.75
Investor B and C Shareholder Servicing
 Plans....................................       0.25       0.25

In addition, a shareholder servicing plan has been adopted for the Investor A Shares of the Short-Term Income Fund. For the six months ended September 30, 1998, no fees were incurred by the Fund pursuant to the plan.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 1998 were as follows:

                                           PURCHASES     SALES
                                             (000)       (000)
                                           ---------------------
Short-Term Income........................  $168,100     $ 86,873
Short-Intermediate Government............        --        1,027
Government Securities....................    55,295       32,029
Strategic Fixed Income...................   523,677      545,334
Diversified Income.......................   175,767      220,804
Global Government Income.................    11,980       25,699

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 1998 were as follows:

                                           PURCHASES     SALES
                                             (000)       (000)
                                           ---------------------
Short-Term Income........................  $ 28,842     $ 19,747
Short-Intermediate Government............   889,377      904,561
Government Securities....................   596,459      577,336
Strategic Fixed Income...................   599,227      324,052
U.S. Government Bond.....................   441,134      570,340
Diversified Income.......................   122,334       35,098

5.  FORWARD FOREIGN CURRENCY
    CONTRACTS

Under the terms of the forward foreign currency contracts open at September 30, 1998, Global Government Income Fund is obligated to deliver currency in exchange for U.S. dollars as indicated in the following table:

                                              IN EXCHANGE   NET UNREALIZED
                  LOCAL CURRENCY   VALUE IN       FOR       DEPRECIATION OF
                      (DEM)         U.S.$        U.S.$         CONTRACT
  MATURITY DATE       (000)         (000)        (000)           (000)
  -------------------------------------------------------------------------
  10/06/98            2,667         $1,592      $1,596            $(4)

6.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK

As of September 30, 1998, an unlimited number of shares without par value were authorized for the Trust, 470,000,000,000 shares of $.001 par value capital stock were authorized for the Company and 150,000,000,000 shares of $.001 par value capital stock were authorized for Nations Portfolios. The Trust's Declaration of Trust and the Company's and Nations Portfolios' Articles of Incorporation authorize the Boards of Trustees/Directors to classify or reclassify any authorized, but unissued shares into

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

7.  FOREIGN SECURITIES

Global Government Income Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

8.  LINE OF CREDIT

The Trust, the Company and Nations Portfolios participate in an uncommitted line of credit provided by BNY under an agreement (the "Agreement") dated July 10, 1998. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the federal funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

At September 30, 1998, there were no loans outstanding under this Agreement. For the six months ended September 30, 1998, borrowing by the Funds under the Agreement was as follows:

                         AVERAGE
                         AMOUNT      AVERAGE    AVERAGE    AVERAGE
                       OUTSTANDING   SHARES      DEBT      INTEREST
        FUND              (000)       (000)    PER SHARE     RATE
-------------------------------------------------------------------
Government
 Securities..........      $ 4       15,938      $0.00(a)   6.04%
Strategic Fixed
 Income..............       39       186,355      0.00(a)   6.22%
Global Government
 Income..............        8        1,818       0.00(a)   5.97%

---------------
(a) Amount represents less than $0.01 per share.

The average amount outstanding was calculated based on daily balances in the period.

9.  LENDING OF PORTFOLIO SECURITIES

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities on loan. The cash collateral received is invested in Nations Cash Reserves, a portfolio of Nations Institutional Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

At September 30, 1998, the following Funds had securities on loan:

                                   MARKET VALUE OF    MARKET VALUE
                                  LOANED SECURITIES   OF COLLATERAL
              FUND                      (000)             (000)
-------------------------------------------------------------------
Strategic Fixed Income..........       $74,477           $75,680
U.S. Government Bond............         4,814             4,829
Diversified Income..............         2,756             2,978

10.  CAPITAL LOSS CARRYFORWARD

At March 31, 1998, the following Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                              2002      2003     2004      2005
           FUND              (000)     (000)     (000)    (000)
----------------------------------------------------------------
Short-Term Income..........  $5,542    $  651     --      $   13
Short-Intermediate            5,968        --     --       6,939
 Government................
Government Securities......      --     5,435     --       2,302

Under the current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 1998, the following Funds elected to defer losses occurring between November 1, 1997 and March 31, 1998 under these rules:

                                          POST-OCTOBER CAPITAL
                                               LONG TERM
                                             LOSS DEFERRAL
                  FUND                           (000)
--------------------------------------------------------------
Short-Intermediate Government...........          $330
Government Securities...................           211

                                              POST-OCTOBER
                                                CURRENCY
                                             LOSS DEFERRAL
                  FUND                           (000)
--------------------------------------------------------------
Global Government Income................          $786

11.  REORGANIZATIONS

ACQUISITION OF PILOT FUNDS

On May 23, 1997, the U.S. Government Bond Fund, a newly established portfolio, acquired the assets and certain liabilities of the Pilot U.S. Government Securities Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of the U.S. Government Bond Fund in an amount equal to the outstanding shares of the Pilot U.S. Government Securities Fund. The financial statements of the U.S. Government Bond Fund reflect the historical financial results of the Pilot U.S. Government Securities Fund prior to the reorganization. Additionally, the fiscal year-end of the Pilot U.S. Government Securities Fund was changed to coincide with that of the Company.

On May 16, 1997 and May 23, 1997, certain Funds (each an "Acquiring Fund"), acquired the assets and certain liabilities of the Pilot Funds (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Funds' shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                        TOTAL NET
                                                                        ASSETS OF       ACQUIRED
                                              TOTAL NET   TOTAL NET     ACQUIRING         FUND
                                              ASSETS OF   ASSETS OF       FUND         UNREALIZED
                                              ACQUIRED    ACQUIRING       AFTER      APPRECIATION/
    ACQUIRING              ACQUIRED             FUND         FUND      ACQUISITION   (DEPRECIATION)
      FUND                   FUND               (000)       (000)         (000)          (000)
---------------------------------------------------------------------------------------------------
Short-             Pilot Intermediate U.S.    $232,196    $  448,240   $  680,437       $(2,073)
Intermediate       Government Securities
Government         Fund
Strategic Fixed    Pilot Diversified Bond       97,180       976,333    1,073,513           378
Income             Fund

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

ACQUISITION OF EMERALD FUNDS

On May 15, 1998, certain Funds (each an "Acquiring Fund"), acquired the assets and liabilities of the Emerald Funds (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and volume of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets as of the reorganization date were as follows:

                                                                        TOTAL NET
                                              TOTAL NET   TOTAL NET     ASSETS OF      ACQUIRED
                                              ASSETS OF   ASSETS OF     ACQUIRING        FUND
                                              ACQUIRED    ACQUIRING    FUND AFTER     UNREALIZED
    ACQUIRING              ACQUIRED             FUND         FUND      ACQUISITION   APPRECIATION
      FUND                   FUND               (000)       (000)         (000)         (000)
-------------------------------------------------------------------------------------------------
Short-Term Income  Emerald Short Term Income  $101,178    $  355,256   $  456,434        $525
                   Fund
Government         Emerald U.S. Government      63,983       122,410      186,393         856
Securities         Securities Fund
Strategic Fixed    Emerald Managed Bond Fund    77,246     1,848,855    1,926,101           9
Income

CONVERSION OF COMMON TRUST FUNDS

On August 22, 1997 and November 12, 1997, certain Funds (each an "Acquiring Fund"), acquired the assets of certain common trust funds managed by NationsBank (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets and unrealized appreciation/(depreciation) as of the conversion date were as follows:

                                                                       TOTAL NET
                                                                       ASSETS OF       ACQUIRED
                                              TOTAL NET   TOTAL NET    ACQUIRING         FUND
                                              ASSETS OF   ASSETS OF       FUND        UNREALIZED
                                              ACQUIRED    ACQUIRING      AFTER      APPRECIATION/
    ACQUIRING              ACQUIRED             FUND         FUND      CONVERSION   (DEPRECIATION)
      FUND                   FUND               (000)       (000)        (000)          (000)
--------------------------------------------------------------------------------------------------
Short-Term Income  Common Trust Short-Term    $275,916    $  201,134   $  477,050       $  169
                   Income Fund
Government         Common Trust Mortgage        45,209       100,213      145,422          (31)
Securities         Backed Securities Fund
Strategic Fixed    Common Trust Strategic      987,102     1,095,670    2,082,772        4,085
Income             Fixed Income Fund
Strategic Fixed    Common Trust Fixed Income    24,459     2,082,772    2,107,231          145
Income             Fund for Personal Trusts
Short-             Common Trust                275,770       609,542      885,312        1,293
Intermediate       Short/Intermediate U.S.
Government         Government Fund

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

On April 17, 1998, certain Funds (each an "Acquiring Fund"), acquired the assets of certain common trust funds managed by NationsBank (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets and unrealized appreciation/(depreciation) as of the conversion date were as follows:

                                                                       TOTAL NET
                                                                       ASSETS OF       ACQUIRED
                                              TOTAL NET   TOTAL NET    ACQUIRING         FUND
                                              ASSETS OF   ASSETS OF       FUND        UNREALIZED
                                              ACQUIRED    ACQUIRING      AFTER      APPRECIATION/
    ACQUIRING              ACQUIRED             FUND         FUND      CONVERSION   (DEPRECIATION)
      FUND                   FUND               (000)       (000)        (000)          (000)
--------------------------------------------------------------------------------------------------
Government         Common Trust ABS              5,957       117,450      123,407          70
Securities         Government Fund
Strategic Fixed    Common Trust ASB Bond        69,407     1,705,412    1,774,819         398
Income             Fund
Strategic Fixed    Common Trust ASB             71,850     1,774,819    1,846,669           2
Income             Intermediate Bond Fund
Short-             Common Trust ASB 2 Year       5,670       722,445      728,116          11
Intermediate       Government Fund
Government

12.  SUBSEQUENT EVENTS

Effective October 19, 1998, BNY began serving as the custodian for the Trust's and the Company's assets and is providing the same services as were previously provided by NationsBank. There no longer is a sub-custodian for the Trust or the Company.

On November 5, 1998, the Trust's, Nations Portfolios' and the Company's Board of Trustees/Directors approved changes in the Trust's, Nations Portfolios' and the Company's administration arrangements whereby NBAI and Stephens Inc. will each serve as co-administrators of the Trust, and BNY will serve as sub-administrator of the Trust, Nations Portfolios and the Company under an agreement with the Trust, Nations Portfolios, the Company and NBAI. These changes, which will become effective for the Funds in the fourth quarter of 1998 and the first quarter of 1999, will reflect an increase in the overall administration fees paid by the Funds.

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    57

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [BACKGROUND GRAPHIC DEPICTING BASKETS]

                                                                 --------------
[NATIONS FUNDS LOGO]                                                BULK RATE
P.O. BOX 32602                                                    U.S. POSTAGE
CHARLOTTE, NC 28234-4602                                              PAID
TOLL FREE 1-800-982-2271                                          N READING, MA
                                                                 PERMIT NO. 105
                                                                 --------------




SAR5 97495 9/98